UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1875 Lawrence Street, Suite 300, Denver, CO 80202
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ANNUAL REPORT

August 31, 2020

Green California Tax-Free Income Fund

U.S. Government Securities Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Beginning on May 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sheltoncap.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800-955-9988 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.sheltoncap.com.

Table of Contents	August 31, 2020

Historical Performance and Manager’s Discussion	1
About Your Fund’s Expenses	6
Top Holdings and Sector Breakdowns	8
Portfolio of Investments	11
Statements of Assets & Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	35
Notes to Financial Statements	43
Fund Holdings	50
About this Report	50
Proxy Voting Policies, Procedures and Voting Records	50
Report of Independent Registered Public Accounting Firm	51
Board of Trustees and Executive Officers	52

Historical Performance and Manager’s Discussion (Unaudited)	August 31, 2020

Bond Funds (Written by Portfolio Manager Bill Mock)

The last fiscal year can easily be broken in to two distinct periods, with the first being from September 2019 through mid-February 2020. During this first half of the fiscal year, the biggest change in the bond markets was the reduction of the inversion in the short end of the yield curve as the Federal Reserve solidified their shift from hawkish to dovish by easing the Fed Funds target rate by 25 basis points (bp) at both the September and October 2019 meetings. The market focus during this period, as in the prior fiscal year, continued to be on Federal Reserve policy and trade disputes with China. The labor market showed continued strength with the US unemployment rate reported to be 3.5% in February 2020, inflation was showing some signs of picking up with the US Consumer Price Index (CPI) over 2% for four consecutive months from November 2019 to February 2020 and the GDP, while not stellar, showed growth of 2.6% and 2.4% respectively for the 3rd and 4th quarters of 2019.

The second period of the fiscal year from mid-February to August 2020 was dominated by the impact of the global Covid-19 pandemic. The initial economic concerns regarded supply chain disruptions as China imposed lockdowns to try to stop the spread, followed by imposition of travel bans and then the first case in the mainland US in January 2020. In February, the first cases of community spreading of Covid-19 were reported and the markets shifted to a “risk-off stance,” or a shift away from equities to fixed income. March brought the imposition of lockdowns across the United States, resulting in sharp declines in equities and both corporate and municipal debt markets, with US Treasuries yields falling to historical lows as a safe-haven during this period. The lockdowns spurred massive unemployment, with the US unemployment rate jumping to 14.7% in April 2020. Economic activity contracted dramatically, with US GDP being reported at -5.0% for Q1 2020 and -31.4% for Q2 2020. The federal government responded rapidly to the economic chaos with the $2.2 trillion stimulus package, the CARES Act, and the Federal Reserve introduced an array of initiatives that included dropping the Fed Funds rate twice in March 2020 by a total of 150 bp to a target rate of 0-25 bp, purchasing $2.2 trillion in US Treasuries and mortgage backed securities between mid-March and mid-June 2020, and establishing facilities to seek to ensure the liquidity of corporate and municipal bond markets.

The markets responded to the combination of fiscal and monetary stimulus with rallies that left the major equity indices, the Bloomberg Barclays US Aggregate and the Bloomberg Barclays Municipal Bond index all with positive returns for the fiscal year. We believe that the actual economy will be much slower to recover and will be fragile until there is widespread implementation of a vaccine or improvements in therapeutic treatment that alleviate the impact of Covid-19. The US unemployment rate has improved, but still stands at 8.4% at fiscal year end.

In response to the Federal Reserve easing, 3 month T-bill rates fell ~50 bp over the first two months of the Funds’ fiscal year and were then range bound just above 1.50% until the impact of Covid-19 on the markets, at which point they dropped rapidly in March, before stabilizing and trading in a range of 0.07% to 0.17% from mid-April through the end of the fiscal year, ending the year at 0.09%. The yield on the two-year note started at was range bound, or consistently trading, near 1.50% from the start of the fiscal year through mid-February when it fell rapidly through the end of March, then traded in a range between 0.11% and 0.23% for the remainder of the fiscal year, ending at 0.13%.

Intermediate and longer dated US Treasuries followed the same pattern as the two year notes, with a range bound trade from the beginning of the fiscal year until mid-February, a sharp drop in yield through the end of March, and then a range bound trade for the remainder of the fiscal year. The 5 year note traded in a range around 1.60% until mid-February, falling through March, and range bound from mid-April to fiscal year end between 0.19% and 0.46%, ending the year at 0.27%. The 10 year bond traded in a range around 1.70% until mid-February, falling through March, and range bound from mid-April to fiscal year end between 0.50% and 0.90%, ending the year at 0.71%. The 30 year bond traded in a range around 2.20% until mid-February, falling to an all time low of 0.997% on March 9, 2020, before resuming a range bound trade from mid-April to fiscal year end between 1.16% and 1.66%, ending the year at 1.48%.

The U.S. Government Securities Fund (CAUSX) ended the fiscal year on August 31, 2020 with a weighted average duration of 4.59 years and a total return of the Direct Shares for the period of 4.78%. CAUSX returns fell between the returns for the bothe the primary and secondary benchmarks, the Bloomberg Barclays US Treasury Index and the Bloomberg Barclays GNMA index, which returned 6.98% and 3.88% respectively over the period of the fiscal year. CAUSX demonstrated high levels of correlation to both benchmarks over the course of the year as all were subject to the macroeconomic impact of the Federal Reserve and Covid-19, with correlation coefficients of 0.98 and 0.58 to the Bloomberg Barclays US Treasury Index and Bloomberg Barclays GNMA index respectively. All the securities in CAUSX are backed by the full faith and credit of the United States.

The United States Treasury Trust (UTSXX) ended the fiscal year on August 31, 2020 with a total return of 0.67%. As a US government money market fund, the underlying market yields are largely dictated by the actions of the Federal Reserve Bank, primarily the previously discussed cuts to the Federal Funds rate. US Treasury Bill yields approached zero when the Federal Funds target rate was cut to 0-25 bp in March 2020, and no dividend payments were made to UTSXX shareholders between April 30, 2020 and the August 31, 2020 fiscal year end. This will probably remain the case until the Federal Reserve begins to raise the Federal Funds target

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2020

rate, which we believe is unlikely to happen until Covid-19 can be effectively treated therapeutically or a vaccine has been widely administered and inflation exceeds the 2% target rate for several consecutive months.

The Green California Tax-Free Income Fund’s (CFNTX) total return for the fiscal year ended August 31, 2020 was 2.31%, and the duration was 4.25 years at fiscal year-end. The benchmark Bloomberg Barclays Municipal Bond Index total return for the fiscal year was 3.24%. Most investment grade municipal bonds exhibited very high levels of correlation to the broader market, resulting in CFNTX having a 0.97 correlation coefficient to the benchmark index over the course of the fiscal year. While the performance of the fund was highly correlated to the benchmark, the longer weighted average duration of the benchmark (4.80 years at fiscal year-end) resulted in CFNTX underperforming relative to the index when municipal yields were falling and outperforming when yields were rising. CFNTX maintained an average credit rating of AA during the fiscal year.

California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the level and shape of the benchmark U.S. Treasury curve, as well as the specific economic circumstances of both the State of California and each specific issue. The relative value of municipal bonds to US Treasuries, as measured by the Bloomberg AAA Muni Yield % of Treasury, which started the year at relatively expensive historical levels, became even more expensive through the first half of the fiscal year. Though usually viewed as a safe haven, investment grade municipal bonds were caught up in the Covid-19 induced market selloff with the Bloomberg AAA Muni Yield % of Treasury 5 Year going from 62% on February 19, 2020 to a peak of 650% on March 23, 2020. While the Covid-19 induced lockdowns have put severe strain on the revenues of many municipal issues, the combination of fiscal and monetary stimulus provided enough confidence in the market that the Bloomberg AAA Muni Yield % of Treasury 5 Year rallied to 201% by April 13, 2020, and 98% by June 5, 2020, ending the fiscal year at 117%. Though the AAA Muni Yield % of Treasury ratio ended the year higher, the strong rally in US Treasuries resulted in a downward shift in yields across the entire CA municipal yield curve. Standard & Poor’s maintained their rating on CA GO bonds at AA-, Moody’s upgraded their rating from Aa3 to Aa2 in October 2019, and Fitch maintained their AA rating.

Green California Tax Free Income Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Green California Tax-Free Income Fund	2.31%	2.51%	2.95%	5.51%
Barclays Municipal Bond Index	3.24%	4.08%	4.02%	6.15%

U.S. Government Securities Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	4.78%	2.44%	1.85%	5.29%
Barclays GNMA Index	3.88%	2.91%	2.89%	6.26%
Barclays Treasury Index	6.98%	3.96%	3.16%	6.21%

U.S. Government Securities Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
U.S. Government Securities Fund	4.28%	1.92%	1.34%	2.24%
Barclays GNMA Index	3.88%	2.91%	2.89%	4.08%
Barclays Treasury Index	6.98%	3.96%	3.16%	3.99%

S&P 500 Index Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	21.44%	14.11%	14.85%	9.85%
S&P 500 Composite Stock Price Index	21.92%	14.45%	15.15%	10.04%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2020

S&P 500 Index Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P 500 Index Fund	20.84%	13.54%	14.28%	8.85%
S&P 500 Composite Stock Price Index	21.92%	14.45%	15.15%	9.61%

Stock Funds (Written by Portfolio Manager Steve Rogers)

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares the daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are perfectly negatively correlated. According to Bloomberg, LLC, The S&P 500 Index Fund, Nasdaq-100 Index Fund, S&P SmallCap Index Fund and S&P MidCap Index Fund each had a correlation of 1.000 as of the fiscal year ended August 31, 2020.

During the fiscal year, the Direct shares of the S&P 500 Index Fund out-performed the Direct Shares of the S&P MidCap Index Fund and S&P SmallCap Index Fund by posting gains of 21.44%, compared to 4.18% and (0.18)%, respectively. It’s important to note, however, that during the year the relative performance varied substantially. After the new tax bill that went into effect in the beginning of the year, the S&P SmallCap Fund substantially outperformed the S&P 500 and MidCap Index funds. Though the returns of these three funds remained relatively flat for the balance of the fiscal year, the SmallCap fund had a strong rally compared to the other two funds during the last four months.

The Nasdaq-100 Index Fund (Direct Shares) finished up 58.98%, versus a benchmark performance of 59.00%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of August 2020, Apple Inc. alone made up 14.28% of the index and the top ten holdings accounted for over 50% of the index. It provides investors a strong technology exposure as well as the related volatility.

The Shelton Core Value Fund is a value fund that focuses on income as well as the potential for capital appreciation. The Direct Shares returned 7.99% for the year. The performance of the fund trailed the U.S. stock market as measured by the S&P 500 Index by 13.93% and beat the LargeCap value market, as measured by the S&P 500 Value Index, by 4.56%. The fund has generated substantial income by writing covered calls and it outperformed the BXM by 13.01% during the fiscal year.

United States equity markets followed a similar market pattern to the fixed income markets during the fiscal year ended August 31, 2020. With unemployment at exceptionally low numbers and a strong consumer market, the equity markets rallied to new highs consistently through February 19, 2020. As rumors and then news of the novel coronavirus spread, the optimism reversed and the markets sold off rapidly. The US Equity market fell by almost 34% in just over a month. In managing the Core Value Fund, we spent much of the year positioned to deliver conservative returns while working to protect some of the fund from macro risks in the market. Because of the relatively conservative position of the fund, we believe the fund performed relatively well during the period of the sell off and then lagged as the markets moved higher through the end of the fiscal year.

In a consumer-based economy, one needs to pay attention to consumer health and in turn this means tracking compensation and employment. Our equity view at the time of writing is that that while the economy is recovering some of the lost jobs, there have been major changes and many of these losses will be permanent and risks are substantial. There are key trends that will impact employment, real estate and real estate financing that require close attention. First, remote work appears to have established itself in numerous companies as a semi-permanent strategy. We continue to explore how this will impact employment, confidence, spending and consumer behavior over the next several quarters. Suburban housing market prices have strengthened against the headwinds of rising unemployment. This seems to indicate a trend that those who can are leaving city centers and taking the economic tax-base out of the major cities and into the suburbs. Commercial office real estate is under pressure because companies have utilized communication technologies and work performance issues and social isolation forced rapid adoption and acceptance. Absent broad liability protections, we believe businesses will continue to have liability exposure from their employees and customers. Finally, at the end of the fiscal year, the broad markets were trading at an exceptionally high 26x earnings. These levels are rarely touched and never sustained. The phrase “TINA” has been introduced into the equity markets and it means “there is no alternative” (to stocks). But market declines in the not-so-distance past assures people that there are alternatives and like Zoom, these alternatives are rapidly embraced when necessary.

We believe that government forced shutdowns have harmed the traditional job-creating small businesses to a much larger extent than their larger, better-financed competitors. Some business models are also better suited to quarantine and we expect those businesses to continue to thrive. We believe there will be winners and losers to the consumer shift we are witnessing. And then there is the question of duration of change.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

Green Alpha Fund (Written by Portfolio Managers Jeremy Deems and Garvin Jabush)

The Shelton Green Alpha Fund (the “Fund”) invests primarily in stocks of companies that are believed by the Sub-Advisor, Green Alpha Advisors, LLC, to be leaders in managing, and providing solutions to, economic and environmental risks and opportunities, have above average growth potential and are reasonably valued relative to their long-term growth potential. For the year ending August 31, 2020, the Fund’s return was 60.93%, outperforming the 16.05% return of the MSCI ACWI IMI (Investable Market Index), the Fund’s primary benchmark, and outperforming the 21.92% return of the S&P 500 Index, the Fund’s secondary benchmark.

The 44.88% performance lead over the Fund’s benchmark for the fiscal year was the result of the Fund’s exposure to the biotechnology and related healthcare services industry groups, the auto manufacturers industry group (electric vehicle manufacturers), and the renewable energy industry group. The Fund’s investments in the technology sector also contributed during the period, primarily from the semiconductors industry group. Gains within these sectors were partially offset by losses in natural and organic foods, and in sustainable office furnishings.

While no sectors detracted from performance during the fiscal year, the sectors contributing the least to performance were utilities, communications, and basic materials.

Within the utilities sector, losses by exposure to water utilities partially offset gains from the renewable electric utilities industry group. Within the communications sector, the Fund experienced only modest gains from the internet and telecom industry groups. Within the basic materials sector, share price declines from investments in recycled steel partially offset significant gains from exposure to upstream polysilicon utilized in the manufacturing of photovoltaic (“PV”) solar panels.

In line with the Fund’s environmental focus, the Fund’s investments throughout the year reflected the Sub-Advisor’s view of a diversified portfolio of companies who are leaders in a number of industries including wind energy, solar PV, energy storage, advanced biotech and health technology, artificial intelligence and machine learning, waste-to-value building materials, efficient indusial machinery and automation, electric transportation, mobile communications, Internet of Things, data infrastructure, energy efficiency and lighting, water desalination, and natural foods, among others.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2020

S&P MidCap Index Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	4.18%	7.95%	11.73%	10.98%
S&P MidCap 400 Index	4.21%	8.09%	12.03%	11.29%

S&P MidCap Index Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P MidCap Index Fund	2.37%	7.15%	11.04%	8.35%
S&P MidCap 400 Index	4.21%	8.09%	12.03%	9.38%

S&P SmallCap Index Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	-0.18%	6.77%	12.05%	8.70%
S&P SmallCap 600 Index	-0.58%	7.40%	12.27%	9.34%

S&P SmallCap Index Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
S&P SmallCap Index Fund	-0.74%	6.22%	11.49%	8.10%
S&P SmallCap 600 Index	-0.58%	7.40%	12.27%	9.05%

Shelton Core Value Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	7.99%	7.66%	10.96%	7.83%
S&P / Citigroup Value Index	3.43%	8.73%	11.44%	7.69%
S&P 500 Composite Stock Price Index	21.92%	14.45%	15.15%	9.30%

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2020

Shelton Core Value Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Shelton Core Value Fund	7.40%	7.12%	10.40%	7.49%
S&P / Citigroup Value Index	3.43%	8.73%	11.44%	7.55%
S&P 500 Composite Stock Price Index	21.92%	14.45%	15.15%	9.61%

Nasdaq-100 Index Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	58.98%	23.43%	22.00%	6.07%
Nasdaq-100 Index	59.00%	24.53%	22.63%	6.70%

Nasdaq-100 Index Fund - K Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)	Since Inception (Annualized)
Nasdaq-100 Index Fund	58.17%	22.83%	21.38%	13.45%
Nasdaq-100 Index	59.00%	24.53%	22.63%	14.53%

Shelton Green Alpha Fund - Direct Shares

Average Annual Total Returns*
for the periods ended 8/31/20

Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception (Annualized)
Shelton Green Alpha Fund**	60.93%	17.81%	16.36%
MSCI ACWI IMI	16.05%	10.45%	9.31%
S&P 500 Composite Stock Price Index	21.92%	14.45%	14.17%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	Shelton Green Alpha Fund commencement of operations was March 12, 2013.

About Your Fund’s Expenses (Unaudited) August 31, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Funds’ gross income, directly reduce the investment return of the Funds. The Funds’ expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2020 to August 31, 2020.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds do not charge any sales charges. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period.

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period*	Net Annual Expense Ratio
Green California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,005	$ 3.77	0.75%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.80	0.75%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,024	$ 3.81	0.75%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.80	0.75%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,021	$ 6.38	1.26%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.38	1.26%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,001	$ 2.26	0.45%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.28	0.45%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,194	$ 2.64	0.48%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.43	0.48%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,191	$ 5.38	0.98%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 4.96	0.98%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,069	$ 3.42	0.66%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 3.35	0.66%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,054	$ 6.02	1.17%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 5.92	1.17%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,029	$ 4.22	0.83%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.21	0.83%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,025	$ 6.75	1.33%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.73	1.33%

About Your Fund’s Expenses (Unaudited) August 31, 2020 (Continued)

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period*	Net Annual Expense Ratio
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,086	$ 4.39	0.84%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.26	0.84%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,061	$ 6.92	1.34%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.78	1.34%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,438	$ 3.06	0.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.53	0.50%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,434	$ 6.10	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.06	1.00%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,449	$ 7.80	1.27%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.43	1.27%

*	Expenses are equal to the Fund’s expense ratio annualized

Top Holdings and Sector Breakdowns (Unaudited)	August 31, 2020

Green California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	East Side Union High School District	General Obligation Refunding Bonds (2012 Crossover); 2006	$ 3,417,561	5.6%
2	William S Hart Union High School District	General Obligation Bonds; 2001 Election, Series B	3,171,689	5.2%
3	San Francisco Bay Area Rapid Transit District	San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,907,982	4.8%
4	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	2,818,700	4.6%
5	Mount San Antonio Community College District	General Obligation Bonds; Election of 2008, Series 2013A	2,672,597	4.4%
6	East Bay Municipal Utility District Water System Revenue	Water System Revenue Bonds; 2015 Series B	2,506,699	4.1%
7	San Mateo Foster City Public Financing Authority	City of San Mateo Sewer Revenue Bonds	2,381,180	3.9%
8	Santa Maria Joint Union High School District	General Obligation Bonds; Election of 2004, Series 2005	2,207,575	3.6%
9	California Health Facilities Financing Authority	Kaiser Permanente Revenue Bonds, Series 2017A-1	2,194,989	3.6%
10	Los Angeles Department of Water	Water System Revenue Bonds, 2012 Series A	2,147,929	3.5%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note/Bond	08/15/2027	$ 4,262,680	18.2%
2	United States Treasury Note/Bond	02/15/2022	2,978,107	12.7%
3	United States Treasury Note/Bond	08/15/2023	2,780,578	11.9%
4	United States Treasury Note/Bond	05/15/2025	2,392,844	10.2%
5	United States Treasury Note/Bond	02/15/2021	2,336,762	10.0%
6	United States Treasury Note/Bond	11/15/2028	1,445,461	6.2%
7	United States Treasury Note/Bond	02/29/2024	1,388,410	5.9%
8	United States Treasury Note/Bond	08/15/2021	1,222,616	5.2%
9	United States Treasury Note/Bond	02/15/2026	1,045,844	4.5%
10	United States Treasury Note/Bond	05/15/2037	810,137	3.5%

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	11/05/2020	$ 4,598,784	12.5%
2	United States Treasury Bill	09/03/2020	4,099,974	11.2%
3	United States Treasury Bill	09/10/2020	3,999,901	10.9%
4	United States Treasury Bill	10/15/2020	3,899,605	10.6%
5	United States Treasury Bill	09/24/2020	3,799,778	10.4%
6	United States Treasury Bill	11/19/2020	3,798,891	10.4%
7	United States Treasury Bill	10/01/2020	3,599,677	9.8%
8	United States Treasury Bill	11/12/2020	3,299,473	9.0%
9	United States Treasury Bill	10/08/2020	2,496,804	6.8%
10	United States Treasury Bill	09/29/2020	1,799,873	4.9%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2020

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 14,480,353	7.3%
2	Microsoft Corp	11,776,500	5.9%
3	Amazon.com Inc	9,893,902	5.0%
4	Facebook Inc	4,857,738	2.4%
5	Alphabet Inc - Class A	3,360,091	1.7%
6	Alphabet Inc - Class C	3,289,604	1.7%
7	Berkshire Hathaway Inc	2,918,683	1.5%
8	Johnson & Johnson	2,779,789	1.4%
9	Visa Inc	2,462,688	1.2%
10	Procter & Gamble Co/The	2,357,973	1.2%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$ 1,099,484	1.1%
2	Catalent Inc	834,073	0.8%
3	Teradyne Inc	829,647	0.8%
4	Etsy Inc	826,409	0.8%
5	Tyler Technologies Inc	784,199	0.8%
6	FactSet Research Systems Inc	774,384	0.8%
7	Pool Corp	764,523	0.8%
8	Trimble Inc	760,784	0.8%
9	Fair Isaac Corp	709,873	0.7%
10	Generac Holdings Inc	692,287	0.7%

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Momenta Pharmaceuticals Inc	$ 424,246	0.9%
2	Lithia Motors Inc	403,813	0.8%
3	Emergent BioSolutions Inc	358,459	0.7%
4	Wingstop Inc	344,611	0.7%
5	Sunrun Inc	324,399	0.7%
6	Kinsale Capital Group Inc	305,871	0.6%
7	Exponent Inc	298,649	0.6%
8	NeoGenomics Inc	291,268	0.6%
9	Stamps.com Inc	289,484	0.6%
10	Neogen Corp	286,131	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2020

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	United States Treasury Bill	$ 16,292,359	10.8%
2	JPMorgan Chase & Co	4,109,794	2.7%
3	Microsoft Corp	3,999,323	2.6%
4	Mastercard Inc	3,581,900	2.4%
5	Sprouts Farmers Market Inc	3,311,030	2.2%
6	Amazon.com Inc	3,105,864	2.0%
7	Caterpillar Inc	2,909,101	1.9%
8	Target Corp	2,676,417	1.8%
9	Netflix Inc	2,541,888	1.7%
10	Chevron Corp	2,461,163	1.6%

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 130,047,544	14.1%
2	Amazon.com Inc	98,921,768	10.7%
3	Microsoft Corp	98,776,953	10.7%
4	Facebook Inc	40,644,557	4.4%
5	Tesla Inc	33,693,907	3.7%
6	Alphabet Inc - Class A	32,269,583	3.5%
7	Alphabet Inc - Class C	32,085,490	3.5%
8	NVIDIA Corp	24,058,051	2.6%
9	United States Treasury Bill	22,289,547	2.4%
10	Adobe Inc	18,261,282	2.0%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	Tesla Inc	$ 8,471,440	9.4%
2	Vestas Wind Systems A/S	6,296,250	7.0%
3	Moderna Inc	4,672,080	5.2%
4	Brookfield Renewable Corp	4,462,120	4.9%
5	First Solar Inc	3,615,048	4.0%
6	Invitae Corp	3,321,200	3.7%
7	CRISPR Therapeutics AG	2,990,720	3.3%
8	Applied Materials Inc	2,987,600	3.3%
9	JinkoSolar Holding Co Ltd	2,740,800	3.0%
10	Hannon Armstrong Sustainable Infrastructure Capital Inc	2,717,440	3.0%

Green California Tax-Free Income Fund	Portfolio of Investments	8/31/20

Security Description	Par Value	Value (Note 1)
Municipal Bonds (96.76%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Lease Revenue Bonds; 2009 Series I-1, 4.000%, 08/01/2026	$1,000,000	$1,069,890
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds, Series 2017A-1, 5.000%, 11/01/2027	1,700,000	2,194,988
CALIFORNIA HOUSING FINANCE AGENCY
State Multi Family Housing Bonds; 2019, 4.000%, 03/20/2033	371,249	409,570
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds), 5.000%, 10/01/2033	1,200,000	1,473,084
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
University of San Diego Revenue Bonds, 2019, 5.000%, 10/01/2044	480,000	597,130
General Revenue Bonds; 2018, 5.000%, 05/15/2038	800,000	924,800
TRUSTEES OF THE CALIFORNIA STATE UNIVERSITY
Systemwide Revenue Bonds; Series 2012A, 4.000%, 11/01/2030	1,100,000	1,176,615
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
General Revenue Bonds; 2016, 4.000%, 08/15/2046	500,000	548,840
CITY AND COUNTY OF SAN FRANCISCO
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A, 4.000%, 06/01/2033	1,000,000	1,023,760
CITY OF LOS ANGELES
General Obligation Bonds; 2012, 5.000%, 09/01/2021	2,000,000	2,097,240
CITY OF LOS ANGELES WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond, 5.000%, 06/01/2044	500,000	589,100
Los Angeles CA Wstwter System Revenue Bond, 5.250%, 06/01/2047	1,500,000	1,859,970
CITY OF ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013, 5.000%, 02/01/2025	750,000	854,513
CITY OF SAN FRANCISCO PUBLIC UTILITIES COMMISSION WATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%, 11/01/2034	1,000,000	1,273,610
San Francisco City and Green Bond Series A, 5.000%, 11/01/2030	680,000	818,210
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2036	1,170,000	1,391,153
EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
Water System Revenue Bonds; 2015 Series B, 5.000%, 06/01/2026	2,050,000	2,506,699
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006, 5.250%, 09/01/2023	2,975,000	3,417,560
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C, 0%, 08/01/2027	2,000,000	1,867,520
LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
Subordinate Tax Allocation Refunding Bonds; 2014 Series A, 5.000%, 08/01/2023	1,000,000	1,133,230
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G, 5.000%, 08/01/2028	865,000	1,018,927
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Propositin A First Tier Los Angeles County Met Transport, 4.000%, 07/01/2028	500,000	581,400
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A, 5.000%, 07/01/2021	1,000,000	1,040,580
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A, 5.000%, 07/01/2023	1,500,000	1,704,555
LOS ANGELES DEPARTMENT OF WATER
Water System Revenue Bonds, 2012 Series A, 5.000%, 07/01/2037	1,985,000	2,147,929
Power System Revenue Bonds, 2001, 0.020%, 07/01/2034	300,000	300,000
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B, 5.000%, 08/01/2032	2,500,000	2,818,700
MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District, 4.000%, 09/01/2021	200,000	207,732
MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A, 5.000%, 08/01/2034	2,345,000	2,672,597
PORT OF LOS ANGELES
Revenue Bonds; 2014 Series C, 4.000%, 08/01/2023	290,000	318,870
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012, 4.000%, 09/01/2020	1,380,000	1,380,000
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K, 5.250%, 07/01/2024	1,000,000	1,121,240
SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013, 5.000%, 08/01/2027	1,175,000	1,339,148

See accompanying notes to financial statements.

Green California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/20

Security Description	Par Value	Value (Note 1)
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds), 4.000%, 08/01/2034	$645,000	$764,686
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds), 5.000%, 08/01/2036	2,300,000	2,907,981
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 4.000%, 10/01/2021	700,000	729,085
SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
City of San Mateo Sewer Revenue Bonds, 4.000%, 08/01/2044	2,000,000	2,381,180
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A, 5.000%, 04/01/2034	1,000,000	1,176,670
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005, 0%, 08/01/2029	2,500,000	2,207,575
STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds, 3.000%, 10/01/2028	900,000	981,540
TURLOCK IRRIGATION DISTRICT
General Revenue Bonds; 2019, 5.000%, 01/01/2036	300,000	393,663
UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM, 5.000%, 05/01/2029	925,000	1,080,289
WILLIAM S HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B, 0, 09/01/2029	3,595,000	3,171,689

Total Municipal Bonds (Cost $54,542,082)		59,373,518

Variable Rate Demand Notes* (2.44%)
LOS ANGELES DEPARTMENT OF WATER
Power System Revenue Bonds, 2001, 0.020%, 07/01/2034**,***	300,000	300,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA, 0.020%, 07/01/2047**,***	800,000	800,000

STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds, 0.010%, 05/01/2034**,***	200,000	200,000
Tax-Exempt Various Purpose General Obligation Bonds, 0.010%, 05/01/2034**,***	200,000	200,000

Total Variable Rate Demand Notes (Cost $1,500,000)		1,500,000

Total Investments (Cost $56,042,082)(a) (99.20%)		$60,873,518
Other Net Assets (0.80%)		483,045
Net Assets (100.00%)		$61,356,563

(a) Aggregate cost for federal income tax purposes is $56,040,287.

At August 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$4,871,535
Unrealized depreciation	(38,304)
Net unrealized appreciation	$4,833,231

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.

**	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

***	Rate Effective as of August 31, 2020

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments	8/31/20

Security Description	Par Value	Value (Note 1)
Government National Mortgage Association (3.01%)
3.500% 11/20/2044	$258,039	$275,634
5.000% 03/15/2038	128,762	147,763
5.500% 01/15/2025	25,343	27,977
5.500% 04/15/2036	109,841	129,078
6.000% 01/15/2026	73,111	82,195
6.000% 06/15/2038	43,307	49,740
Total Government National Mortgage Association (Cost $647,614)		712,387

United States Treasury Bonds (14.35%)
2.250% 08/15/2046	400,000	471,469
2.750% 08/15/2042	400,000	511,344
5.000% 05/15/2037	500,000	810,137
6.000% 02/15/2026	800,000	1,045,844
6.375% 08/15/2027	400,000	562,391
Total United States Treasury Bonds (Cost $2,911,610)		3,401,185

United States Treasury Notes (81.46%)
0.375% 03/31/2022	500,000	501,875
2.000% 02/15/2022	2,900,000	2,978,107
2.125% 02/29/2024	1,300,000	1,388,410
2.125% 05/15/2025	2,200,000	2,392,844
2.125% 08/15/2021	1,200,000	1,222,616
2.250% 08/15/2027	3,800,000	4,262,680
2.500% 08/15/2023	2,600,000	2,780,578
3.125% 11/15/2028	1,200,000	1,445,461
3.625% 02/15/2021	2,300,000	2,336,760
Total United States Treasury Notes (Cost $18,334,720)		19,309,331

Total Investments (Cost $21,893,944)(a) (98.81%)		23,422,903
Other Net Assets (1.19%)		282,467
Net Assets (100.00%)		23,705,370

(a) Aggregate cost for federal income tax purposes is $21,894,704.

At August 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,528,959
Unrealized depreciation	(760)
Net unrealized appreciation	$1,528,199

See accompanying notes to financial statements.

The United States Treasury Trust	Portfolio of Investments	8/31/20

Security Description	Par Value	Value (Note 1)
United States Treasury Bills, DN(a) (99.39%)
09/03/2020	$4,100,000	$4,099,975
09/10/2020	4,000,000	3,999,901
09/17/2020	1,100,000	1,099,959
09/24/2020	3,800,000	3,799,778
09/29/2020	1,800,000	1,799,873
10/01/2020	3,600,000	3,599,677
10/08/2020	2,500,000	2,496,804
10/15/2020	3,900,000	3,899,605
11/05/2020	4,600,000	4,598,784
11/12/2020	3,300,000	3,299,473
11/19/2020	3,800,000	3,798,891
12/17/2020	200,000	199,944
Total United States Treasury Bills, DN (Cost $36,692,664)		36,692,664

Total Investments (Cost $36,692,664)(b) (99.39%)		$36,692,664
Other Net Assets (0.61%)		223,916
Net Assets (100.00%)		$36,916,580

(a)	Discount Note. Yield to maturity is between 0.00% - 1.59%.

(b)	Aggregate cost for federal income tax purposes is $36,692,664.

S&P 500 Index Fund	Portfolio of Investments	8/31/20

Security Description	Shares	Value (Note 1)
Common Stock (99.52%)

Basic Materials (2.06%)
Air Products and Chemicals Inc	1,516	$443,066
Albemarle Corp	729	66,346
Celanese Corp	831	84,056
CF Industries Holdings Inc	1,795	58,571
Dow Inc	5,248	236,790
DuPont de Nemours Inc	5,052	281,700
Eastman Chemical Co	1,048	76,619
Ecolab Inc	1,701	335,233
FMC Corp	891	95,212
Freeport-McMoRan Inc	9,980	155,788
International Flavors & Fragrances Inc	683	84,549
International Paper Co	2,697	97,820
Linde PLC	3,616	903,059
LyondellBasell Industries NV	1,766	115,638
The Mosaic Co	2,068	37,700
Newmont Corp	5,526	371,789
Nucor Corp	2,085	94,784
PPG Industries Inc	1,668	200,827
The Sherwin-Williams Co	556	373,104
Total Basic Materials		4,112,651

Communications (17.12%)
AT&T Inc	49,061	1,462,508
Alphabet Inc - Class A*	2,062	3,360,091
Alphabet Inc - Class C*	2,013	3,289,604
Amazon.com Inc*,(a)	2,867	9,893,901
Arista Networks Inc*	415	92,732
Booking Holdings Inc*	287	548,299
CDW Corp	988	112,286
CenturyLink Inc	7,576	81,442
Charter Communications Inc*	1,037	638,388
Cisco Systems Inc	29,133	1,229,995
Comcast Corp	31,177	1,397,041
Corning Inc	5,290	171,713
The Walt Disney Co	12,409	$1,636,375
Discovery Inc - Class A*	1,116	24,625
Discovery Inc - Class C*	1,878	37,504
DISH Network Corp*	1,784	63,368
E*TRADE Financial Corp	1,181	63,892
eBay Inc	4,548	249,139
Expedia Group Inc	961	94,322
Facebook Inc*,(a)	16,568	4,857,738
F5 Networks Inc*	424	56,108
Fox Corp - Class A	2,714	75,612
Fox Corp - Class B	1,242	34,528
The Interpublic Group of Cos Inc	2,667	47,366
Juniper Networks Inc	2,302	57,550
Motorola Solutions Inc	669	103,528
Netflix Inc*	3,009	1,593,446
News Corp - Class A	2,672	40,401
News Corp - Class B	910	13,714
NortonLifeLock Inc	4,015	94,433
Omnicom Group Inc	1,536	83,082
T-Mobile US Inc*	3,944	460,186
Twitter Inc*	5,110	207,364
VeriSign Inc*	689	147,997
Verizon Communications Inc	28,475	1,687,713
ViacomCBS Inc	3,816	106,276
Total Communications		34,114,267

Consumer, Cyclical (7.82%)
Advance Auto Parts Inc	476	74,404
Alaska Air Group Inc	963	37,509
American Airlines Group Inc	3,057	39,894
AutoZone Inc*	163	194,999
Best Buy Co Inc	1,638	181,671
BorgWarner Inc	1,664	67,542
CarMax Inc*	1,131	120,938
Carnival Corp	2,827	46,589
Chipotle Mexican Grill Inc*	175	229,299
Copart Inc*	1,407	145,371
Costco Wholesale Corp	3,039	$1,056,539
Cummins Inc	1,053	218,234
DR Horton Inc	2,306	164,579
Darden Restaurants Inc	933	80,863
Delta Air Lines Inc	4,086	126,053
Dollar General Corp	1,748	352,886
Dollar Tree Inc*	1,671	160,867
Domino’s Pizza Inc	266	108,783
Fastenal Co	4,028	196,808
Ford Motor Co	27,615	188,334
The Gap Inc	2,194	38,154
General Motors Co	8,873	262,907
Genuine Parts Co	999	94,346
WW Grainger Inc	300	109,629
Hanesbrands Inc	3,007	45,977
Hasbro Inc	950	74,993
Hilton Worldwide Holdings Inc	2,025	182,979
The Home Depot Inc	7,405	2,110,720
Kohl’s Corp	1,123	23,987
L Brands Inc	1,787	52,538
LKQ Corp*	2,347	74,494
Las Vegas Sands Corp	2,324	117,850
Leggett & Platt Inc	1,017	41,697
Lennar Corp	1,925	144,029
Live Nation Entertainment Inc*	1,003	56,970
Lowe’s Cos Inc	4,072	670,618
MGM Resorts International	3,542	79,695
Marriott International Inc	1,930	198,616
McDonald’s Corp	5,171	1,104,112
Mohawk Industries Inc*	459	42,379
NVR Inc*	23	95,872
Newell Brands Inc	2,691	43,002
NIKE Inc	8,571	959,009
O’Reilly Automotive Inc*	511	237,937
PVH Corp	574	32,006
PACCAR Inc	2,379	204,213
PulteGroup Inc	1,988	88,645
Ralph Lauren Corp	449	30,905

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/20

Security Description	Shares	Value (Note 1)
Ross Stores Inc	1,475	$134,343
Southwest Airlines Co	3,416	128,373
Starbucks Corp	8,124	686,234
The TJX Cos Inc	8,342	457,058
Tapestry Inc	2,156	31,758
Target Corp	3,485	526,967
Tiffany & Co	767	93,958
Tractor Supply Co	842	125,315
Ulta Beauty Inc*	393	91,247
Under Armour Inc - Class A*	1,210	11,870
Under Armour Inc - Class C*	1,218	10,779
United Airlines Holdings Inc*	1,732	62,352
VF Corp	2,305	151,554
Walmart Inc	9,742	1,352,677
Walgreens Boots Alliance Inc	5,357	203,673
Whirlpool Corp	434	77,130
Wynn Resorts Ltd	526	45,999
Yum! Brands Inc	2,149	205,982
Aptiv PLC	709	61,059
Norwegian Cruise Line Holdings Ltd*	1,599	27,359
Royal Caribbean Cruises Ltd	1,236	85,086
Total Consumer, Cyclical		15,581,214

Consumer, Non-Cyclical (21.57%)
Abbott Laboratories	12,137	1,328,637
AbbVie Inc	12,127	1,161,403
ABIOMED Inc*	310	95,362
Alexion Pharmaceuticals Inc*	1,522	173,843
Align Technology Inc*	513	152,351
Altria Group Inc	12,850	562,059
AmerisourceBergen Corp	1,034	100,329
Amgen Inc	4,080	1,033,546
Anthem Inc	1,744	490,971
Archer-Daniels-Midland Co	3,933	176,041
Automatic Data Processing Inc	2,976	413,932
Avery Dennison Corp	649	74,888
Baxter International Inc	3,605	313,887
Becton Dickinson and Co	1,860	451,552
Biogen Inc*	1,123	323,020
Bio-Rad Laboratories Inc*	147	74,763
Boston Scientific Corp*	9,837	403,514
Bristol-Myers Squibb Co	15,580	969,076
Brown-Forman Corp	1,285	94,023
Campbell Soup Co	1,162	61,133
Cardinal Health Inc	2,105	106,850
Centene Corp*	3,919	240,313
Church & Dwight Co Inc	1,688	161,761
Cigna Corp	2,568	455,486
Cintas Corp	576	191,946
The Clorox Co	863	192,881
The Coca-Cola Co	26,481	1,311,604
Colgate-Palmolive Co	5,895	467,238
Conagra Brands Inc	2,987	114,581
Constellation Brands Inc	1,181	217,871
The Cooper Cos Inc	341	107,204
Corteva Inc	5,148	146,975
Coty Inc	2,033	7,278
CVS Health Corp	8,949	555,912
Danaher Corp	3,328	687,132
DaVita Inc*	616	53,444
DENTSPLY SIRONA Inc	1,160	52,049
DexCom Inc*	627	266,732
Edwards Lifesciences Corp*	4,404	378,039
Eli Lilly and Co	5,812	862,443
Equifax Inc	870	146,395
The Estee Lauder Cos Inc	1,562	$346,327
FleetCor Technologies Inc*	611	153,636
Gartner Inc*	615	79,839
General Mills Inc	4,262	272,555
Gilead Sciences Inc	8,703	580,925
Global Payments Inc	2,067	365,074
H&R Block Inc	1,343	19,474
HCA Healthcare Inc	1,878	254,882
Henry Schein Inc*	1,009	67,038
The Hershey Co	1,020	151,613
Hologic Inc*	1,844	110,124
Hormel Foods Corp	1,912	97,474
Humana Inc	910	377,805
IDEXX Laboratories Inc*	608	237,764
IHS Markit Ltd	2,832	226,333
Illumina Inc*	1,038	370,794
Incyte Corp*	1,229	118,414
Intuitive Surgical Inc*	795	581,018
IQVIA Holdings Inc*	1,146	187,658
The J M Smucker Co	823	98,908
Johnson & Johnson	18,120	2,779,788
Kellogg Co	1,816	128,773
Kimberly-Clark Corp	2,344	369,789
The Kraft Heinz Co	4,282	150,041
The Kroger Co	5,516	196,811
Laboratory Corp of America Holdings*	705	123,904
Lamb Weston Holdings Inc	1,124	70,643
MarketAxess Holdings Inc	260	126,344
McCormick & Co Inc	850	175,270
McKesson Corp	1,110	170,318
Medtronic PLC	9,220	990,873
Merck & Co Inc	17,529	1,494,698
Molson Coors Beverage Co	1,200	45,168
Mondelez International Inc	9,904	578,592
Monster Beverage Corp*	2,574	215,856
Moody’s Corp	1,149	338,541
Mylan NV*	3,101	50,794
Nielsen Holdings PLC	1,879	28,711
PayPal Holdings Inc*	8,077	1,648,839
PepsiCo Inc	9,600	1,344,576
Perrigo Co PLC	677	35,407
Pfizer Inc	38,005	1,436,209
Philip Morris International Inc	10,702	853,913
The Procter & Gamble Co	17,046	2,357,973
Quanta Services Inc	1,004	51,455
Quest Diagnostics Inc	951	105,789
Regeneron Pharmaceuticals Inc*	562	348,401
ResMed Inc	989	178,791
Robert Half International Inc	808	42,986
Rollins Inc	462	25,475
S&P Global Inc	1,681	615,952
STERIS PLC	603	96,263
Stryker Corp	2,215	438,924
Sysco Corp	3,509	211,031
Teleflex Inc	318	124,958
Thermo Fisher Scientific Inc	2,719	1,166,397
Tyson Foods Inc	2,081	130,687
United Rentals Inc*	544	96,315
UnitedHealth Group Inc	6,523	2,038,764
Universal Health Services Inc	552	60,913
Varian Medical Systems Inc*	643	111,670
Verisk Analytics Inc	1,127	210,377
Vertex Pharmaceuticals Inc*	1,768	493,484
West Pharmaceutical Services Inc	509	144,536
Zimmer Biomet Holdings Inc	1,338	188,497
Zoetis Inc	3,276	$524,488
Total Consumer, Non-Cyclical		42,994,103

Energy (2.33%)
Apache Corp	2,792	41,322
Baker Hughes Co	3,384	48,324
Cabot Oil & Gas Corp	3,164	60,021
Chevron Corp	12,855	1,078,920
Concho Resources Inc	1,114	57,906
ConocoPhillips	7,548	285,994
Devon Energy Corp	2,767	30,077
Diamondback Energy Inc	1,217	47,414
EOG Resources Inc	4,098	185,803
Exxon Mobil Corp	29,057	1,160,536
Halliburton Co	6,038	97,695
Hess Corp	1,823	83,931
HollyFrontier Corp	508	12,126
Kinder Morgan Inc	13,749	190,011
Marathon Oil Corp	5,187	27,387
Marathon Petroleum Corp	4,649	164,854
National Oilwell Varco Inc	3,192	38,304
Noble Energy Inc	2,616	26,029
Occidental Petroleum Corp	6,317	80,479
ONEOK Inc	2,916	80,132
Phillips 66	3,167	185,174
Pioneer Natural Resources Co	1,139	118,376
Schlumberger NV	9,767	185,671
Valero Energy Corp	2,926	153,878
The Williams Cos Inc	8,559	177,685
TechnipFMC PLC	3,637	28,005
Total Energy		4,646,054

Financial (13.92%)
Aflac Inc	5,228	189,881
Alexandria Real Estate Equities Inc	700	117,866
The Allstate Corp	2,228	207,204
American Express Co	4,615	468,838
American International Group Inc	6,143	179,007
American Tower Corp	3,047	759,160
Ameriprise Financial Inc	842	132,026
Aon PLC	1,610	321,984
Apartment Investment and Management Co	1,069	38,516
Arthur J Gallagher & Co	1,374	144,682
Assurant Inc	431	52,392
AvalonBay Communities Inc	960	151,738
Bank of America Corp	53,764	1,383,885
The Bank of New York Mellon Corp	5,772	213,449
Berkshire Hathaway Inc*,(a)	13,386	2,918,683
BlackRock Inc	1,048	622,711
Boston Properties Inc	1,078	93,646
Capital One Financial Corp	3,135	216,409
Cboe Global Markets Inc	706	64,804
CBRE Group Inc*	2,058	96,788
The Charles Schwab Corp	7,864	279,408
Chubb Ltd	3,117	389,625
Cincinnati Financial Corp	1,038	82,428
Citigroup Inc	14,334	732,754
Citizens Financial Group Inc	3,157	81,672
CME Group Inc	2,465	433,520
Comerica Inc	1,054	41,665
Crown Castle International Corp	2,860	466,895
Digital Realty Trust Inc	1,471	228,961

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/20

Security Description	Shares	Value (Note 1)
Discover Financial Services	2,247	$119,271
Duke Realty Corp	2,792	107,632
Equinix Inc	599	473,078
Equity Residential	2,461	138,923
Essex Property Trust Inc	463	100,244
Everest Re Group Ltd	280	61,622
Extra Space Storage Inc	949	101,116
Federal Realty Investment Trust	548	43,424
Fifth Third Bancorp	4,882	100,862
First Republic Bank/CA	1,159	130,863
Franklin Resources Inc	1,991	41,930
Globe Life Inc	774	63,840
The Goldman Sachs Group Inc	2,131	436,578
The Hartford Financial Services Group Inc	2,553	103,269
Healthpeak Properties Inc	3,020	83,473
Host Hotels & Resorts Inc	5,173	58,093
Huntington Bancshares Inc	7,104	66,849
Intercontinental Exchange Inc	3,830	406,861
Invesco Ltd	3,410	34,782
Iron Mountain Inc	1,369	41,193
JPMorgan Chase & Co	20,981	2,102,086
KeyCorp	6,704	82,593
Kimco Realty Corp	2,994	35,898
Lincoln National Corp	1,364	49,172
Loews Corp	1,836	65,839
M&T Bank Corp	944	97,477
Marsh & McLennan Cos Inc	3,471	398,853
Mastercard Inc	6,112	2,189,257
MetLife Inc	5,377	206,799
Mid-America Apartment Communities Inc	858	100,489
Morgan Stanley	8,011	418,655
Nasdaq Inc	814	109,418
Northern Trust Corp	1,457	119,314
People’s United Financial Inc	2,887	30,544
The PNC Financial Services Group Inc	3,014	335,157
Principal Financial Group Inc	1,776	74,787
The Progressive Corp	4,123	391,850
Prologis Inc	4,457	453,990
Prudential Financial Inc	2,839	192,399
Public Storage	1,035	219,834
Raymond James Financial Inc	849	64,286
Realty Income Corp	2,475	153,524
Regency Centers Corp	1,109	44,038
Regions Financial Corp	7,046	81,452
SBA Communications Corp	798	244,244
Simon Property Group Inc	2,175	147,574
SL Green Realty Corp	560	26,186
State Street Corp	2,423	164,982
SVB Financial Group*	354	90,405
Synchrony Financial	3,882	96,312
T Rowe Price Group Inc	1,566	218,003
The Travelers Cos Inc	1,740	201,910
Truist Financial Corp	9,225	358,022
UDR Inc	2,033	70,769
Unum Group	1,473	27,221
US Bancorp	9,438	343,543
Ventas Inc	2,564	105,662
Visa Inc	11,617	2,462,687
Vornado Realty Trust	1,244	44,573
W R Berkley Corp	1,033	64,098
Wells Fargo & Co	25,690	620,414
Welltower Inc	2,792	160,596
The Western Union Co	3,270	77,139
Weyerhaeuser Co	5,125	$155,339
Willis Towers Watson PLC	884	181,689
Zions Bancorp NA	1,054	33,897
Total Financial		27,737,476

Industrial (7.80%)
3M Co	3,955	644,744
A O Smith Corp	942	46,130
Agilent Technologies Inc	2,185	219,418
Allegion plc	703	72,683
Amcor PLC	11,145	123,264
AMETEK Inc	1,612	162,328
Amphenol Corp	2,100	230,580
Ball Corp	2,268	182,279
The Boeing Co	3,677	631,782
Carrier Global Corp	5,728	170,981
Caterpillar Inc	3,801	540,920
CH Robinson Worldwide Inc	956	93,975
CSX Corp	5,349	408,985
Deere & Co	2,154	452,469
Dover Corp	1,027	112,806
Eaton Corp PLC	2,843	290,270
Emerson Electric Co	4,190	291,079
Expeditors International of Washington Inc	1,205	106,510
FedEx Corp	1,694	372,409
FLIR Systems Inc	922	34,022
Flowserve Corp	1,128	33,479
Fortive Corp	2,032	146,528
Fortune Brands Home & Security Inc	957	80,465
Garmin Ltd	806	83,510
General Dynamics Corp	1,652	246,726
General Electric Co	60,078	380,895
Honeywell International Inc	4,832	799,937
Howmet Aerospace Inc	2,478	43,415
Huntington Ingalls Industries Inc	281	42,577
IDEX Corp	523	94,260
Illinois Tool Works Inc	2,011	397,273
Ingersoll Rand Inc*	1,505	52,765
Jacobs Engineering Group Inc	962	86,840
JB Hunt Transport Services Inc	586	82,356
Johnson Controls International plc	5,306	216,113
Kansas City Southern	681	123,969
Keysight Technologies Inc*	1,290	127,091
L3Harris Technologies Inc	1,520	274,725
Lockheed Martin Corp	1,707	666,174
Martin Marietta Materials Inc	463	93,929
Masco Corp	1,816	105,873
Mettler-Toledo International Inc*	173	167,945
Norfolk Southern Corp	1,793	381,066
Northrop Grumman Corp	1,078	369,334
Old Dominion Freight Line Inc	681	137,685
Otis Worldwide Corp	2,864	180,146
Packaging Corp of America	651	65,907
Parker-Hannifin Corp	907	186,851
Pentair PLC	1,156	52,182
PerkinElmer Inc	784	92,292
Raytheon Technologies Corp	10,097	615,917
Republic Services Inc	1,448	134,259
Rockwell Automation Inc	794	183,041
Roper Technologies Inc	734	313,557
Sealed Air Corp	1,091	42,876
Snap-on Inc	424	62,866
Stanley Black & Decker Inc	1,071	172,752
TE Connectivity Ltd	2,372	$229,135
Teledyne Technologies Inc*	252	79,030
Textron Inc	1,625	64,074
Trane Technologies PLC	1,706	201,973
TransDigm Group Inc	342	170,887
Union Pacific Corp	3,672	706,640
United Parcel Service Inc	4,820	788,648
Vulcan Materials Co	956	114,720
Waste Management Inc	2,756	314,184
Waters Corp*	443	95,803
Westinghouse Air Brake Technologies Corp	1,272	84,652
Westrock Co	1,985	60,205
Xylem Inc/NY	1,238	99,263
Total Industrial		15,534,424

Technology (24.16%)
Accenture PLC	4,368	1,048,014
Activision Blizzard Inc	5,269	440,067
Adobe Inc*	3,324	1,706,508
Advanced Micro Devices Inc*	7,666	696,226
Akamai Technologies Inc*	1,165	135,641
Analog Devices Inc	2,533	296,057
ANSYS Inc*	593	201,033
Apple Inc(a)	112,216	14,480,352
Applied Materials Inc	6,354	391,406
Autodesk Inc*	1,550	380,835
Broadcom Inc	2,728	947,025
Broadridge Financial Solutions Inc	788	108,271
Cadence Design Systems Inc*	1,930	214,056
Cerner Corp	2,120	155,544
Citrix Systems Inc	791	114,853
Cognizant Technology Solutions Corp	3,900	260,754
DXC Technology Co	2,234	44,635
Electronic Arts Inc*	787	109,763
Fidelity National Information Services Inc	4,227	637,643
Fiserv Inc*	3,928	391,150
Fortinet Inc*	976	128,837
Hewlett Packard Enterprise Co	9,220	89,157
HP Inc	10,465	204,591
Intel Corp	28,986	1,476,837
International Business Machines Corp	6,092	751,205
Intuit Inc	1,790	618,248
IPG Photonics Corp*	299	48,357
Jack Henry & Associates Inc	529	87,507
KLA Corp	1,085	222,577
Lam Research Corp	720	242,165
Leidos Holdings Inc	915	82,798
Maxim Integrated Products Inc	1,861	127,367
Microchip Technology Inc	1,643	180,237
Micron Technology Inc*	7,795	354,750
Microsoft Corp	52,217	11,776,500
MSCI Inc	598	223,215
NetApp Inc	1,569	74,355
NVIDIA Corp	4,209	2,251,731
Oracle Corp	14,331	820,020
Paychex Inc	2,191	167,546
Paycom Software Inc*	337	100,918
Qorvo Inc*	831	106,592
QUALCOMM Inc	7,854	935,411
salesforce.com Inc*	6,101	1,663,438
Seagate Technology PLC	1,590	76,304

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/20

Security Description	Shares	Value (Note 1)
ServiceNow Inc*	1,297	$625,180
Skyworks Solutions Inc	1,212	175,558
Synopsys Inc*	1,034	228,824
Take-Two Interactive Software Inc*	778	133,186
Texas Instruments Inc	6,319	898,246
Tyler Technologies Inc*	273	94,270
Western Digital Corp	2,052	78,838
Xerox Holdings Corp	1,468	27,686
Xilinx Inc	1,784	185,821
Zebra Technologies Corp*	383	109,741
Total Technology		48,127,846

Utilities (2.73%)
The AES Corp	4,674	82,964
Alliant Energy Corp	1,758	95,196
Ameren Corp	1,808	143,031
American Electric Power Co Inc	3,397	267,786
American Water Works Co Inc	1,243	175,686
Atmos Energy Corp	820	81,852
CenterPoint Energy Inc	2,979	59,789
CMS Energy Corp	2,062	124,730
Consolidated Edison Inc	2,227	158,874
Dominion Energy Inc	5,662	444,127
DTE Energy Co	1,258	149,287
Duke Energy Corp	5,015	402,905
Edison International	2,433	127,684
Entergy Corp	1,304	129,279
Evergy Inc	1,567	83,396
Eversource Energy	2,274	194,905
Exelon Corp	6,861	253,240
FirstEnergy Corp	3,716	106,240
NextEra Energy Inc	2,662	$743,150
NiSource Inc	2,050	45,428
NRG Energy Inc	1,956	67,306
Pinnacle West Capital Corp	806	59,120
PPL Corp	5,573	153,982
Public Service Enterprise Group Inc	3,478	181,691
Sempra Energy	1,939	239,757
The Southern Co	7,214	376,427
WEC Energy Group Inc	2,169	204,060
Xcel Energy Inc	3,728	259,003
Total Utilities		5,410,895

Total Common Stock (Cost $66,096,215)		198,258,930

Warrant (0.00%)
Occidental Petroleum	790	2,329

United States Treasury Bills (0.06%)
0.130% 01/14/21(a) (Cost $99,960)	100,000	99,953

Total Investments (Cost $66,196,175)(b) (99.57%)		$198,361,212
Other Net Assets (0.43%)		856,759
Net Assets (100.00%)		$199,217,971

*	Non-income producing security.

(a)	A portion of these securities, a total of $17,708,451, have been pledged or segregated in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $66,198,076.

At August 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$136,166,660
Unrealized depreciation	(4,003,524)
Net unrealized appreciation	$132,163,136

Futures contracts at August 31, 2020:
Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
5 / SEPT 2020 / Long / CME	$859,800	$874,725	$14,925

S&P MidCap Index Fund	Portfolio of Investments	8/31/20

Security Description	Shares	Value (Note 1)
Common Stock (98.08%)

Basic Materials (4.14%)
Allegheny Technologies Inc*	7,346	$61,192
Ashland Global Holdings Inc	3,509	258,578
Avient Corp	5,185	132,321
Cabot Corp	3,433	127,055
Carpenter Technology Corp	2,875	60,461
The Chemours Co	9,851	203,522
Commercial Metals Co	7,149	149,200
Compass Minerals International Inc	2,041	116,194
Domtar Corp	3,578	102,045
Ingevity Corp*	2,436	136,830
Minerals Technologies Inc	2,100	106,575
NewMarket Corp	444	165,386
Olin Corp	9,621	108,236
Reliance Steel & Aluminum Co	3,883	407,210
Royal Gold Inc	3,821	520,879
RPM International Inc	7,556	640,522
Sensient Technologies Corp	2,549	140,756
Steel Dynamics Inc	12,553	370,565
United States Steel Corp	10,245	80,218
Valvoline Inc	11,351	231,560
Total Basic Materials		4,119,305

Communications (4.48%)
AMC Networks Inc*	2,655	$64,490
Cable One Inc	292	537,376
Ciena Corp*	9,013	511,668
Etsy Inc*	6,904	826,409
FactSet Research Systems Inc(a)	2,210	774,384
Grubhub Inc*	5,328	385,481
InterDigital Inc	1,875	114,656
The New York Times Co	8,376	362,932
TEGNA Inc	12,638	158,228
Telephone and Data Systems Inc	5,893	136,305
TripAdvisor Inc	6,331	147,955
ViaSat Inc*	3,475	138,166
John Wiley & Sons Inc	2,636	83,429
World Wrestling Entertainment Inc	2,835	124,938
Yelp Inc*	3,849	88,989
Total Communications		4,455,406

Consumer, Cyclical (14.28%)
Adient PLC*	5,245	90,948
American Eagle Outfitters Inc	9,797	123,540
AutoNation Inc*	3,547	201,682
Bed Bath & Beyond Inc	8,029	97,793
BJ’s Wholesale Club Holdings Inc*	7,361	326,902
Boyd Gaming Corp	4,822	129,133
Brinker International Inc	2,374	$106,925
Brunswick Corp	4,753	294,163
Caesars Entertainment Inc*	3,936	180,269
Carter’s Inc	2,572	204,783
Casey’s General Stores Inc	2,143	381,133
The Cheesecake Factory Inc	2,474	73,057
Choice Hotels International Inc	1,914	190,041
Churchill Downs Inc	2,065	360,879
Cinemark Holdings Inc	6,423	94,097
Columbia Sportswear Co	1,749	149,662
Cracker Barrel Old Country Store Inc	1,449	193,746
Dana Inc	8,386	116,985
Deckers Outdoor Corp*	1,630	332,308
Delphi Technologies PLC*	5,186	90,081
Dick’s Sporting Goods Inc	3,832	207,388
Dillard’s Inc	649	19,606
Dunkin’ Brands Group Inc	4,827	367,238
FirstCash Inc	2,571	153,617
Five Below Inc*	3,243	354,946
Foot Locker Inc	6,449	195,598
The Goodyear Tire & Rubber Co	13,550	130,012
Healthcare Services Group Inc	4,466	92,893
Herman Miller Inc	3,558	84,787
HNI Corp	2,580	82,173
Jack in the Box Inc	1,378	113,533

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/20

Security Description	Shares	Value (Note 1)
JetBlue Airways Corp*	16,821	$193,778
KAR Auction Services Inc	7,759	134,541
KB Home	5,162	184,593
Lear Corp	3,206	365,260
Marriott Vacations Worldwide Corp	2,254	213,386
Mattel Inc*	20,891	224,474
MSC Industrial Direct Co Inc	2,714	178,853
NCR Corp*	7,688	157,143
Nu Skin Enterprises Inc	3,347	158,213
Ollie’s Bargain Outlet Holdings Inc*	3,186	304,390
Papa John’s International Inc	1,328	130,529
Penn National Gaming Inc*	6,066	309,973
Polaris Inc	3,350	338,484
Pool Corp	2,332	764,523
Resideo Technologies Inc*	7,802	104,235
RH*	951	314,353
Sally Beauty Holdings Inc*	7,009	78,220
Scientific Games Corp*	3,258	67,392
The Scotts Miracle-Gro Co	2,308	388,967
Six Flags Entertainment Corp	4,580	99,523
Skechers USA Inc*	7,802	232,890
Taylor Morrison Home Corp*	7,969	187,511
Tempur Sealy International Inc*	2,737	234,123
Texas Roadhouse Inc	3,801	239,425
Thor Industries Inc	3,216	303,687
Toll Brothers Inc	7,033	296,933
The Toro Co	6,211	467,564
TRI Pointe Group Inc*	8,389	141,606
Urban Outfitters Inc*	3,844	90,488
Visteon Corp*	1,685	127,100
Watsco Inc	1,930	472,831
The Wendy’s Co	10,723	224,540
Williams-Sonoma Inc	4,522	396,851
World Fuel Services Corp	3,940	104,016
Wyndham Destinations Inc	5,465	158,430
Wyndham Hotels & Resorts Inc	5,545	290,336
Total Consumer, Cyclical		14,219,079

Consumer, Non-Cyclical (17.98%)
ASGN Inc*	3,181	228,300
Aaron’s Inc	4,046	226,131
Acadia Healthcare Co Inc*	5,336	164,936
Adtalem Global Education Inc*	3,253	108,000
Amedisys Inc*	1,879	454,530
Arrowhead Pharmaceuticals Inc*	6,031	254,749
Avanos Medical Inc*	2,887	93,539
Avis Budget Group Inc*	3,312	112,972
Bio-Rad Laboratories Inc*	1,259	640,315
Bio-Techne Corp	2,220	567,121
The Boston Beer Co Inc*	536	472,741
The Brink’s Co	3,014	145,757
Cantel Medical Corp	2,257	118,447
Catalent Inc*,(a)	9,017	834,073
Charles River Laboratories International Inc*	2,845	622,913
Chemed Corp	932	481,947
CoreLogic Inc	4,791	318,122
Darling Ingredients Inc*	9,539	304,962
Deluxe Corp	2,674	75,942
Edgewell Personal Care Co*	3,158	90,666
Encompass Health Corp	5,745	374,804
Exelixis Inc*	17,704	393,383
FTI Consulting Inc*	2,192	251,554
Flowers Foods Inc	11,215	274,319
Globus Medical Inc*	4,485	$253,492
Graham Holdings Co	262	112,123
Grand Canyon Education Inc*	2,809	264,158
Haemonetics Corp*	2,953	264,766
The Hain Celestial Group Inc*	4,840	158,704
HealthEquity Inc*	4,129	237,335
Hill-Rom Holdings Inc	3,890	364,843
ICU Medical Inc*	1,078	215,859
Ingredion Inc	3,890	312,912
Insperity Inc	2,265	152,593
Integra LifeSciences Holdings Corp*	4,294	205,210
LHC Group Inc*	1,725	359,559
Lancaster Colony Corp	1,153	204,911
Ligand Pharmaceuticals Inc*	994	101,388
LiveRamp Holdings Inc*	4,079	227,771
ManpowerGroup Inc	3,435	251,820
Masimo Corp*	2,858	640,192
MEDNAX Inc*	5,317	98,790
Molina Healthcare Inc*,(a)	3,653	675,695
Nektar Therapeutics*	10,250	198,235
NuVasive Inc*	2,872	149,717
PRA Health Sciences Inc*	3,685	393,963
Patterson Cos Inc	5,190	150,562
Paylocity Holding Corp*	2,089	307,605
Penumbra Inc*	1,871	391,320
Pilgrim’s Pride Corp*	3,372	53,952
Post Holdings Inc*	3,872	340,813
Prestige Consumer Healthcare Inc*	3,026	110,237
Repligen Corp*	2,730	422,904
Sabre Corp	16,503	115,356
Sanderson Farms Inc	1,188	138,948
Service Corp International	10,650	486,173
Sprouts Farmers Market Inc*	7,118	166,205
Syneos Health Inc*	3,752	236,751
Tenet Healthcare Corp*	5,708	160,851
Tootsie Roll Industries Inc	1,096	35,061
TreeHouse Foods Inc*	3,428	146,753
United Therapeutics Corp*	2,556	273,390
WEX Inc*	2,522	402,789
WW International Inc*	2,743	64,406
Helen of Troy Ltd*	1,466	303,198
LivaNova PLC*	2,820	132,258
Total Consumer, Non-Cyclical		17,893,791

Energy (2.93%)
Antero Midstream Corp	17,306	117,162
ChampionX Corp*	10,834	110,940
Cimarex Energy Co	6,134	170,403
CNX Resources Corp*	11,242	123,212
Enphase Energy Inc*	4,635	357,961
EQT Corp	14,895	236,384
Equitrans Midstream Corp	12,024	123,607
First Solar Inc*	4,572	350,169
Matador Resources Co*	6,388	62,155
Murphy Oil Corp	8,937	122,794
Murphy USA Inc*	1,742	234,926
NOW Inc*	6,912	50,250
PBF Energy Inc	6,167	52,790
SolarEdge Technologies Inc*	2,832	626,297
Transocean Ltd*	31,902	38,920
WPX Energy Inc*	25,060	139,334
Total Energy		2,917,304

Financial (21.52%)
Banks (5.20%)
Associated Banc-Corp	9,601	$129,037
BancorpSouth Bank	5,591	120,654
Bank of Hawaii Corp	2,426	133,527
Bank OZK	7,283	167,800
CIT Group Inc	5,707	112,257
Cathay General Bancorp	4,562	112,636
Commerce Bancshares Inc	6,042	359,922
Cullen/Frost Bankers Inc	3,317	230,399
East West Bancorp Inc	8,485	312,078
FNB Corp	19,578	146,835
First Financial Bankshares Inc	7,915	239,627
First Horizon National Corp	18,750	179,063
Fulton Financial Corp	9,889	96,714
Hancock Whitney Corp	5,255	105,153
Home BancShares Inc	9,497	153,946
International Bancshares Corp	3,456	109,140
PacWest Bancorp	6,982	133,217
Pinnacle Financial Partners Inc	4,336	173,223
Prosperity Bancshares Inc	5,500	299,860
Signature Bank	3,145	305,159
Synovus Financial Corp	8,830	193,112
TCF Financial Corp	8,939	240,280
Texas Capital Bancshares Inc*	3,137	101,607
Trustmark Corp	3,872	90,915
UMB Financial Corp	2,603	139,833
Umpqua Holdings Corp	13,269	149,674
United Bankshares Inc	6,117	159,898
Valley National Bancorp	23,601	177,244
Webster Financial Corp	5,545	152,488
Wintrust Financial Corp	3,438	149,622
		5,174,920
Diversified Financial Service (2.48%)
Affiliated Managers Group Inc	2,968	203,753
Eaton Vance Corp	6,592	270,404
Evercore Inc	2,355	145,727
Federated Hermes Inc	5,788	138,391
Interactive Brokers Group Inc	4,471	237,052
Janus Henderson Group PLC	9,376	194,271
Jefferies Financial Group Inc	14,413	252,804
LendingTree Inc*	462	142,730
Navient Corp	10,555	95,945
SEI Investments Co	7,354	385,055
SLM Corp	25,437	194,339
Stifel Financial Corp	4,119	208,874
		2,469,345
Insurance (4.86%)
Alleghany Corp	838	464,721
American Financial Group Inc	4,361	291,533
Brighthouse Financial Inc*	6,366	193,272
Brown & Brown Inc	13,625	632,200
CNO Financial Group Inc	9,107	148,444
First American Financial Corp	6,545	344,071
Genworth Financial Inc*	30,327	91,588
The Hanover Insurance Group Inc	2,295	235,215
Kemper Corp	3,706	287,808
Mercury General Corp	1,634	73,089
Old Republic International Corp	16,627	267,861
Primerica Inc	2,409	300,764
RLI Corp	2,404	225,471
Reinsurance Group of America Inc	3,798	348,201
Selective Insurance Group Inc	3,579	214,060
Essent Group Ltd	6,431	229,587

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/20

Security Description	Shares	Value (Note 1)
RenaissanceRe Holdings Ltd	2,661	$488,932
		4,836,817
Real Estate (8.49%)
American Campus Communities Inc	8,006	271,403
Brixmor Property Group Inc	17,354	204,777
Camden Property Trust	5,642	513,083
CoreSite Realty Corp	2,286	279,921
CoreCivic Inc	7,176	66,809
Corporate Office Properties Trust	6,752	166,369
Cousins Properties Inc	8,551	255,247
CyrusOne Inc	6,595	550,880
Douglas Emmett Inc	9,604	268,144
EPR Properties	4,727	152,729
EastGroup Properties Inc	2,238	298,012
First Industrial Realty Trust Inc	7,397	315,482
The GEO Group Inc	7,307	81,546
Healthcare Realty Trust Inc	7,860	226,761
Highwoods Properties Inc	6,044	225,199
Hudson Pacific Properties Inc	9,029	212,001
JBG SMITH Properties	7,112	196,789
Jones Lang LaSalle Inc	3,002	309,326
Kilroy Realty Corp	5,682	332,511
Life Storage Inc	2,718	286,559
The Macerich Co	7,383	58,547
Mack-Cali Realty Corp	5,456	68,909
Medical Properties Trust Inc(a)	30,150	560,187
Omega Healthcare Investors Inc	12,731	394,279
PS Business Parks Inc	1,221	154,090
Park Hotels & Resorts Inc	14,424	136,884
Pebblebrook Hotel Trust	7,871	99,332
Physicians Realty Trust	11,481	208,380
PotlatchDeltic Corp	4,050	186,462
Rayonier Inc	7,791	228,120
Sabra Health Care REIT Inc	11,960	177,367
Service Properties Trust	9,588	78,717
Spirit Realty Capital Inc	5,819	206,633
STORE Capital Corp	12,450	336,648
Taubman Centers Inc	3,567	136,616
Urban Edge Properties	6,939	73,276
Weingarten Realty Investors	7,047	123,111
		8,441,106
Savings&Loans (0.50%)
New York Community Bancorp Inc	27,231	246,441
Sterling Bancorp	12,174	142,071
Washington Federal Inc	4,720	110,684
		499,196

Total Financial		21,421,384

Industrial (20.09%)
Acuity Brands Inc	2,308	252,241
AECOM*	9,153	361,635
AGCO Corp	3,777	268,545
AptarGroup Inc	3,724	440,884
Arrow Electronics Inc*	4,745	372,767
Avnet Inc	6,083	167,343
Axon Enterprise Inc*	3,457	296,196
Belden Inc	2,251	75,814
Carlisle Cos Inc	3,302	432,397
Clean Harbors Inc*	3,093	188,982
Cognex Corp	9,957	688,925
Coherent Inc*	1,455	163,920
Colfax Corp*	5,037	167,631
Crane Co	3,071	173,634
Curtiss-Wright Corp	2,487	$254,470
Donaldson Co Inc	7,374	371,355
Dycom Industries Inc*	1,899	116,807
Eagle Materials Inc	2,508	205,079
EMCOR Group Inc	3,383	253,759
Energizer Holdings Inc	3,876	179,420
EnerSys	2,547	183,333
Fluor Corp	8,446	80,406
GATX Corp	2,114	141,384
Generac Holdings Inc*	3,644	692,287
Gentex Corp	14,740	398,717
Graco Inc	9,717	563,780
Greif Inc	1,668	61,466
Hubbell Inc	3,168	459,107
II-VI Inc*	5,081	226,105
ITT Inc	5,110	320,959
Jabil Inc	8,094	276,410
KBR Inc	8,539	213,390
Kennametal Inc	4,827	140,080
Kirby Corp*	3,612	153,293
Knight-Swift Transportation Holdings Inc	7,159	325,448
Landstar System Inc	2,299	305,974
Lennox International Inc	2,043	572,714
Lincoln Electric Holdings Inc	3,563	344,578
Littelfuse Inc	1,419	256,612
Louisiana-Pacific Corp	7,077	233,116
MasTec Inc*	3,637	168,066
MDU Resources Group Inc	11,675	275,764
Mercury Systems Inc*	3,236	245,095
MSA Safety Inc	2,076	261,472
National Instruments Corp	6,872	246,636
Nordson Corp	2,981	555,927
nVent Electric PLC	9,376	179,269
O-I Glass Inc	9,377	102,022
Oshkosh Corp	3,965	305,345
Owens Corning	6,338	428,702
Regal Beloit Corp	2,466	243,789
Ryder System Inc	3,105	126,995
Silgan Holdings Inc	4,729	179,986
Sonoco Products Co	5,832	309,271
Stericycle Inc*	5,309	340,360
SYNNEX Corp	2,380	302,617
Teledyne Technologies Inc*,(a)	2,125	666,421
Terex Corp	3,952	77,341
Tetra Tech Inc	3,180	293,546
The Timken Co	4,084	221,312
Trex Co Inc*	3,399	508,117
Trimble Inc*,(a)	14,516	760,784
Trinity Industries Inc	5,913	121,039
Universal Display Corp	2,470	433,485
Valmont Industries Inc	1,297	164,784
Vishay Intertechnology Inc	7,974	127,504
Werner Enterprises Inc	2,668	122,755
Woodward Inc	3,285	281,492
Worthington Industries Inc	2,344	97,346
XPO Logistics Inc*	5,378	474,716
Total Industrial		20,002,921

Technology (9.09%)
ACI Worldwide Inc*	6,965	204,632
Allscripts Healthcare Solutions Inc*	9,783	87,362
Blackbaud Inc	2,963	189,188
Cabot Microelectronics Corp	1,695	258,132
CACI International Inc*	1,459	341,683
CDK Global Inc	7,073	$329,743
Ceridian HCM Holding Inc*	5,872	466,941
Cirrus Logic Inc*	3,482	210,974
CommVault Systems Inc*	2,533	109,502
Cree Inc*	6,276	396,016
Fair Isaac Corp*,(a)	1,687	709,873
J2 Global Inc*	2,789	195,202
Lumentum Holdings Inc*	4,462	383,732
Manhattan Associates Inc*	3,723	362,062
MAXIMUS Inc	3,727	289,029
MKS Instruments Inc	3,176	379,627
Monolithic Power Systems Inc	2,353	628,557
NetScout Systems Inc*	3,968	91,820
Perspecta Inc	8,285	172,079
PTC Inc*	6,056	553,579
Science Applications International Corp	2,858	238,529
Semtech Corp*	3,991	234,072
Silicon Laboratories Inc*	2,527	258,790
Synaptics Inc*	2,063	176,036
Teradata Corp*	6,778	165,044
Teradyne Inc(a)	9,764	829,647
Tyler Technologies Inc*,(a)	2,271	784,199
Total Technology		9,046,050

Utilities (3.58%)
ALLETE Inc	3,113	167,977
Black Hills Corp	3,620	203,010
Essential Utilities Inc	12,576	534,480
Hawaiian Electric Industries Inc	6,349	219,739
IDACORP Inc	2,936	263,946
National Fuel Gas Co	5,201	237,374
New Jersey Resources Corp	5,564	167,699
NorthWestern Corp	3,039	156,934
OGE Energy Corp	11,663	371,583
ONE Gas Inc	3,072	227,697
PNM Resources Inc	4,799	209,620
Southwest Gas Holdings Inc	3,218	202,316
Spire Inc	3,071	178,763
UGI Corp	12,178	420,506
Total Utilities		3,561,644

Total Common Stock (Cost $72,740,864)		97,636,884

Security Description	Shares	Value (Note 1)
United States Treasury Bills (1.10%)
0.130% 01/14/21(a) (Cost $1,099,565)	1,100,000	$1,099,484

Total Investments (Cost $73,840,429)(b) (99.19%)		$98,736,368
Other Net Assets (0.81%)		818,492
Net Assets (100.00%)		$99,554,860

*	Non-income producing security.

(a)	A portion of these securities, a total of $6,795,169, have been pledged or segregated in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $73,940,595.

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/20

At August 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$36,372,469
Unrealized depreciation	(11,576,696)
Net unrealized appreciation	$24,795,773

Futures contracts at August 31, 2020:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
10 / SEPT 2020 / Long / CME	$1,906,260	$1,925,800	$19,540

S&P SmallCap Index Fund	Portfolio of Investments	8/31/20

Security Description	Shares	Value (Note 1)
Common Stock (99.75%)

Basic Materials (4.34%)
AdvanSix Inc*	1,999	$25,447
American Vanguard Corp	1,902	26,913
Arconic Corp*	6,936	154,326
Balchem Corp	2,304	225,100
Century Aluminum Co*	3,565	35,187
Clearwater Paper Corp*	1,183	39,820
Cleveland-Cliffs Inc	28,412	186,951
Ferro Corp*	5,871	73,211
GCP Applied Technologies Inc*	3,852	100,383
Hawkins Inc	677	33,999
HB Fuller Co	3,651	175,869
Innospec Inc	1,754	131,006
Kaiser Aluminum Corp	1,168	75,079
Koppers Holdings Inc*	1,482	35,657
Kraton Corp*	2,333	32,755
Livent Corp*	10,456	88,667
Mercer International Inc	2,867	24,025
Neenah Inc	1,204	53,313
P H Glatfelter Co	3,163	47,413
Quaker Chemical Corp	927	176,130
Rayonier Advanced Materials Inc*	3,576	11,300
Rogers Corp*	1,330	150,702
Schweitzer-Mauduit International Inc	2,213	67,120
Stepan Co	1,434	165,326
Total Basic Materials		2,135,699

Communications (4.73%)
ADTRAN Inc	3,425	37,983
ATN International Inc	779	45,182
CalAmp Corp*	2,444	19,967
Cincinnati Bell Inc*	3,611	54,382
Cogent Communications Holdings Inc(a)	2,985	200,771
Consolidated Communications Holdings Inc*	5,162	40,160
ePlus Inc*	967	74,188
The EW Scripps Co	3,903	43,401
Extreme Networks Inc*	8,707	38,050
Gannett Co Inc	9,383	16,233
Harmonic Inc*	6,868	40,521
HealthStream Inc*	1,832	37,950
Iridium Communications Inc*	6,948	194,613
Liquidity Services Inc*	1,928	13,901
Meredith Corp	2,879	40,306
NETGEAR Inc*	2,159	72,003
NIC Inc	4,796	102,538
Perficient Inc*	2,335	100,195
Plantronics Inc	2,344	28,972
QuinStreet Inc*	3,564	$46,867
Scholastic Corp	2,201	49,523
Shenandoah Telecommunications Co	3,356	185,587
Shutterstock Inc	1,371	68,989
Spok Holdings Inc	1,420	15,393
Stamps.com Inc*,(a)	1,161	289,483
TechTarget Inc*	1,643	65,194
Viavi Solutions Inc*	16,459	219,481
Vonage Holdings Corp*	16,336	187,047
Total Communications		2,328,880

Consumer, Cyclical (16.62%)
Abercrombie & Fitch Co	4,495	58,480
Allegiant Travel Co	945	121,527
American Axle & Manufacturing Holdings Inc*	8,056	62,676
America’s Car-Mart Inc*	442	44,421
Asbury Automotive Group Inc*	1,424	150,645
Barnes & Noble Education Inc*	3,275	7,467
Big Lots Inc	2,872	135,415
BJ’s Restaurants Inc	1,372	43,245
Bloomin’ Brands Inc	6,222	89,223
Boot Barn Holdings Inc*	2,102	59,339
The Buckle Inc	2,045	38,323
Caleres Inc	2,916	22,774
Callaway Golf Co	6,928	144,518
The Cato Corp	1,556	12,448
Cavco Industries Inc*	615	117,410
Century Communities Inc*	1,525	54,412
Chico’s FAS Inc	8,496	10,875
The Children’s Place Inc	1,039	20,744
Chuy’s Holdings Inc*	1,345	29,913
Conn’s Inc*	1,366	17,457
Cooper-Standard Holdings Inc*	1,206	21,853
Cooper Tire & Rubber Co	3,694	127,702
Core-Mark Holding Co Inc	3,354	112,091
Crocs Inc*	4,913	196,078
Daktronics Inc	3,035	13,415
Dave & Buster’s Entertainment Inc	2,208	36,719
Designer Brands Inc	3,952	27,862
Dine Brands Global Inc	1,202	71,591
Dorman Products Inc*	2,089	176,917
El Pollo Loco Holdings Inc*	1,399	25,000
Ethan Allen Interiors Inc	1,752	24,948
Express Inc*	5,906	6,556
Fiesta Restaurant Group Inc*	1,450	14,529
Fossil Group Inc*	3,328	21,416
Foundation Building Materials Inc*	1,262	20,482
Fox Factory Holding Corp*	2,759	278,135
G-III Apparel Group Ltd*	3,083	34,098
GMS Inc*	3,020	80,000
GameStop Corp*	4,721	$31,536
Garrett Motion Inc*	5,359	14,737
Genesco Inc*	1,020	19,890
Gentherm Inc*	2,410	109,004
Group 1 Automotive Inc	1,288	111,335
Guess? Inc	3,056	35,144
Haverty Furniture Cos Inc	1,295	27,350
Hawaiian Holdings Inc	3,337	44,849
Hibbett Sports Inc*	1,262	42,113
Installed Building Products Inc*	1,568	136,134
Interface Inc	4,184	31,631
iRobot Corp*	2,025	149,911
Kontoor Brands Inc	3,344	73,902
LGI Homes Inc*	1,580	176,739
LCI Industries	1,792	203,625
La-Z-Boy Inc	3,414	110,955
Lithia Motors Inc(a)	1,622	403,812
Lumber Liquidators Holdings Inc*	2,325	55,777
MDC Holdings Inc	3,587	155,604
M/I Homes Inc*	2,015	85,758
Macy’s Inc	22,133	154,267
Steven Madden Ltd	5,541	117,248
The Marcus Corp	1,646	25,793
MarineMax Inc*	1,536	45,174
Meritage Homes Corp*	2,578	247,565
Meritor Inc*	5,294	120,491
Methode Electronics Inc	2,730	77,286
The Michaels Cos Inc*	5,467	61,504
Monarch Casino & Resort Inc*	854	39,293
Motorcar Parts of America Inc*	1,357	23,625
Movado Group Inc	1,175	12,819
Oxford Industries Inc	1,220	60,427
PC Connection Inc	791	35,033
PetMed Express Inc	1,445	50,228
PriceSmart Inc	1,641	107,896
Red Robin Gourmet Burgers Inc*	926	10,279
Regis Corp*	1,731	12,792
Resideo Technologies Inc*	8,667	115,791
Ruth’s Hospitality Group Inc	1,944	19,975
The St Joe Co*	2,255	52,339
ScanSource Inc*	1,809	44,664
Shake Shack Inc*	2,224	151,788
Shoe Carnival Inc	640	21,043
SkyWest Inc	3,611	121,510
Sleep Number Corp*	2,036	97,728
Sonic Automotive Inc	1,737	73,406
Standard Motor Products Inc	1,447	65,752
The ODP Corp	4,023	94,058
Titan International Inc	4,982	11,857
Tupperware Brands Corp	3,502	57,048
Unifi Inc*	1,046	12,793

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/20

Security Description	Shares	Value (Note 1)
UniFirst Corp	1,096	$211,112
Universal Electronics Inc*	997	40,957
Vera Bradley Inc*	1,892	9,971
Veritiv Corp*	911	15,833
Vista Outdoor Inc*	4,142	80,396
Wabash National Corp	3,874	47,302
Wingstop Inc(a)	2,109	344,611
Winnebago Industries Inc	2,412	130,200
Wolverine World Wide Inc	5,793	144,709
YETI Holdings Inc*	3,687	189,438
Zumiez Inc*	1,661	42,654
Capri Holdings Ltd*	10,861	172,038
Signet Jewelers Ltd	3,853	66,541
Total Consumer, Cyclical		8,187,744

Consumer, Non-Cyclical (18.51%)
ABM Industries Inc	4,757	181,432
Addus HomeCare Corp*	991	92,817
AMAG Pharmaceuticals Inc*	2,429	25,164
American Public Education Inc*	1,102	34,647
AMN Healthcare Services Inc*	3,345	180,095
Amphastar Pharmaceuticals Inc*	2,454	50,013
The Andersons Inc	2,335	41,400
AngioDynamics Inc*	2,694	25,229
ANI Pharmaceuticals Inc*	753	23,614
Anika Therapeutics Inc*	1,022	39,173
Arlo Technologies Inc*	6,180	35,411
B&G Foods Inc	4,587	142,839
BioTelemetry Inc*	2,434	96,338
Calavo Growers Inc	1,172	74,387
Cal-Maine Foods Inc*	2,229	86,017
Cardiovascular Systems Inc*	2,591	84,648
Cardtronics PLC*	2,587	56,164
Central Garden & Pet Co*	702	28,564
Central Garden & Pet Co - Class A*	2,958	109,919
The Chefs’ Warehouse Inc*	1,825	27,028
Coca-Cola Consolidated Inc	332	90,736
Coherus Biosciences Inc*	4,320	81,950
Community Health Systems Inc*	8,441	43,640
CONMED Corp	2,032	175,382
Corcept Therapeutics Inc*	7,571	96,152
CorVel Corp*	641	53,216
Covetrus Inc*	6,987	160,072
Cross Country Healthcare Inc*	2,986	19,081
CryoLife Inc*	2,686	54,311
Cutera Inc*	1,019	16,681
Cytokinetics Inc*	4,349	104,202
Eagle Pharmaceuticals Inc*	724	28,728
Emergent BioSolutions Inc*,(a)	3,143	358,458
Enanta Pharmaceuticals Inc*	1,144	59,705
Endo International PLC*	14,456	43,513
The Ensign Group Inc	3,592	210,276
EVERTEC Inc	4,276	149,746
Forrester Research Inc*	760	26,950
Fresh Del Monte Produce Inc	2,169	50,299
Glaukos Corp*	2,792	133,541
Green Dot Corp*	3,393	176,640
Hanger Inc*	2,674	52,838
Heidrick & Struggles International Inc	1,373	29,698
Heska Corp*	504	52,214
HMS Holdings Corp*	6,310	175,986
Innoviva Inc*	4,787	56,056
Inogen Inc*	1,307	39,511
Integer Holdings Corp*	2,340	162,068
Inter Parfums Inc	1,262	$56,374
Invacare Corp	2,727	18,489
J & J Snack Foods Corp	1,069	145,331
John B Sanfilippo & Son Inc	629	50,094
Kelly Services Inc	2,377	45,139
Korn Ferry	3,962	120,841
Lannett Co Inc*	2,397	12,608
Lantheus Holdings Inc*	4,729	63,463
LeMaitre Vascular Inc	1,174	37,897
Luminex Corp	3,084	82,312
Magellan Health Inc*	1,559	117,642
Medifast Inc	855	139,126
Medpace Holdings Inc*	1,961	254,518
Meridian Bioscience Inc*	3,146	44,484
Merit Medical Systems Inc*	3,954	194,141
MGP Ingredients Inc	951	33,808
Momenta Pharmaceuticals Inc*,(a)	8,132	424,246
Monro Inc	2,383	109,832
Myriad Genetics Inc*	5,476	73,214
National Beverage Corp*	833	67,740
Natus Medical Inc*	2,441	44,329
Neogen Corp*,(a)	3,755	286,131
NeoGenomics Inc*,(a)	7,478	291,268
OraSure Technologies Inc*	4,421	51,814
Orthofix Medical Inc*	1,364	41,384
Owens & Minor Inc	4,502	74,643
Pacira BioSciences Inc*	2,989	186,872
The Pennant Group Inc*	1,874	69,413
Perdoceo Education Corp*	5,181	74,451
Phibro Animal Health Corp	1,453	31,181
The Providence Service Corp*	822	76,109
Quanex Building Products Corp	2,375	39,924
RadNet Inc*	2,988	43,087
REGENXBIO Inc*	2,245	68,517
Rent-A-Center Inc	3,627	111,349
Resources Connection Inc	2,156	26,497
RR Donnelley & Sons Co	6,596	8,707
Select Medical Holdings Corp*	7,697	154,479
Seneca Foods Corp*	554	26,237
SpartanNash Co	2,603	52,008
Spectrum Pharmaceuticals Inc*	8,092	34,067
Supernus Pharmaceuticals Inc*	3,862	84,925
Surmodics Inc*	970	43,893
Tactile Systems Technology Inc*	1,362	52,342
Team Inc*	2,174	13,848
Tivity Health Inc*	3,094	50,618
TrueBlue Inc*	2,790	47,207
United Natural Foods Inc*	3,819	68,933
Universal Corp	1,776	77,096
US Physical Therapy Inc	914	81,255
USANA Health Sciences Inc*	735	57,631
Vanda Pharmaceuticals Inc*	3,820	39,308
Varex Imaging Corp*	2,748	30,475
Vector Group Ltd	8,486	85,454
Viad Corp	1,455	31,181
WD-40 Co	981	200,497
Xencor Inc*	3,632	129,844
Total Consumer, Non-Cyclical		9,114,822

Energy (3.52%)
Archrock Inc	9,140	59,958
Bonanza Creek Energy Inc*	1,330	26,653
Callon Petroleum Co*	2,797	18,543
CONSOL Energy Inc*	2,184	11,291
DMC Global Inc	786	27,848
Dril-Quip Inc*	2,663	$88,225
Exterran Corp*	2,279	10,483
FutureFuel Corp	1,848	22,361
Geospace Technologies Corp*	1,047	6,858
Green Plains Inc*	2,420	32,380
Gulfport Energy Corp*	10,410	7,346
Helix Energy Solutions Group Inc*	10,407	37,257
Helmerich & Payne Inc	7,767	128,000
Laredo Petroleum Inc*	645	10,546
Matrix Service Co*	1,945	17,972
Newpark Resources Inc*	6,426	12,531
Oasis Petroleum Inc*	20,713	11,504
Oceaneering International Inc*	7,086	38,194
Oil States International Inc*	4,333	19,022
PDC Energy Inc*	6,954	105,284
Par Pacific Holdings Inc*	2,639	22,907
Patterson-UTI Energy Inc	13,934	53,646
Penn Virginia Corp*	964	11,009
ProPetro Holding Corp*	5,898	37,039
QEP Resources Inc	17,032	22,142
RPC Inc*	3,687	11,540
Range Resources Corp	14,947	111,505
Renewable Energy Group Inc*	2,790	93,270
REX American Resources Corp*	401	24,774
Ring Energy Inc*	5,422	3,715
SM Energy Co	7,598	18,463
Southwestern Energy Co*	38,772	107,786
SunCoke Energy Inc	6,488	23,227
Sunrun Inc*	5,736	324,398
Talos Energy Inc*	1,436	10,784
US Silica Holdings Inc	5,269	23,500
Warrior Met Coal Inc	3,658	56,589
Nabors Industries Ltd	484	19,350
Core Laboratories NV	3,178	66,516
Total Energy		1,734,416

Financial (21.63%)
Banks (7.15%)
Allegiance Bancshares Inc	1,371	34,851
Ameris Bancorp	4,690	114,999
Banner Corp	2,597	93,804
Cadence BanCorp	9,424	89,528
Central Pacific Financial Corp	2,032	31,476
City Holding Co	1,167	74,665
Columbia Banking System Inc	5,167	144,211
Community Bank System Inc	3,703	222,809
Customers Bancorp Inc*	2,063	26,345
CVB Financial Corp	9,533	173,596
Eagle Bancorp Inc	2,405	69,216
FB Financial Corp	925	24,987
First BanCorp	16,001	91,686
First Commonwealth Financial Corp	7,042	57,744
First Financial Bancorp	7,316	100,376
First Midwest Bancorp Inc	7,877	98,147
Flagstar Bancorp Inc	2,469	77,576
Great Western Bancorp Inc	4,031	56,152
Hanmi Financial Corp	2,228	21,233
Heritage Financial Corp	2,622	52,283
HomeStreet Inc	1,748	47,843
Hope Bancorp Inc	9,327	78,906
Independent Bank Corp	2,462	154,737
Independent Bank Group Inc	2,575	119,738
Meta Financial Group Inc	2,476	47,737
National Bank Holdings Corp	2,232	63,478

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/20

Security Description	Shares	Value (Note 1)
NBT Bancorp Inc	3,223	$98,205
OFG Bancorp	3,677	47,213
Old National Bancorp	12,179	170,262
Preferred Bank	974	36,428
S&T Bancorp Inc	2,760	55,738
Seacoast Banking Corp of Florida*	3,790	76,710
ServisFirst Bancshares Inc	3,301	120,982
Simmons First National Corp	8,163	139,342
Southside Bancshares Inc	2,273	62,633
Tompkins Financial Corp	877	58,040
Triumph Bancorp Inc*	1,671	47,724
TrustCo Bank Corp NY	6,942	41,374
United Community Banks Inc	5,657	102,505
Veritex Holdings Inc	3,383	60,826
Walker & Dunlop Inc	2,109	115,531
Westamerica BanCorp	1,991	121,172
		3,522,808
Diversified Financial Service (1.58%)
Blucora Inc*	3,505	41,815
Boston Private Financial Holdings Inc	5,962	35,414
Calamos Asset Management(b)	1,436	—
Encore Capital Group Inc*	1,980	90,961
Enova International Inc*	2,418	41,299
EZCORP Inc*	4,257	22,903
Greenhill & Co Inc	1,066	11,961
Piper Sandler Cos	1,270	95,822
PRA Group Inc*	3,252	151,786
StoneX Group Inc*	1,166	66,112
Virtus Investment Partners Inc	524	74,356
Waddell & Reed Financial Inc	5,037	79,333
WisdomTree Investments Inc	8,449	31,599
World Acceptance Corp*	396	36,032
		779,393
Insurance (3.29%)
Ambac Financial Group Inc*	3,262	41,199
American Equity Investment Life Holding Co	6,521	155,917
AMERISAFE Inc	1,420	94,757
eHealth Inc*	1,783	112,543
Employers Holdings Inc	2,278	74,217
HCI Group Inc	459	25,116
Horace Mann Educators Corp	3,034	118,508
James River Group Holdings Ltd	2,238	109,013
Kinsale Capital Group Inc	1,476	305,870
NMI Holdings Inc*	5,506	94,428
Palomar Holdings Inc*	1,266	142,235
ProAssurance Corp	3,853	59,028
Safety Insurance Group Inc	1,046	75,730
Stewart Information Services Corp	1,698	72,454
Third Point Reinsurance Ltd*	5,736	49,100
United Fire Group Inc	1,524	38,374
United Insurance Holdings Corp	1,680	12,718
Universal Insurance Holdings Inc	2,188	40,587
		1,621,794
Real Estate (8.49%)
Acadia Realty Trust	6,401	72,587
Agree Realty Corp	3,443	230,406
Alexander & Baldwin Inc	4,865	58,915
American Assets Trust Inc	3,435	87,764
Apollo Commercial Real Estate Finance Inc	10,227	91,429
Armada Hoffler Properties Inc	3,969	40,087
ARMOUR Residential REIT Inc	4,218	40,872
Brandywine Realty Trust	12,000	$133,560
Capstead Mortgage Corp	6,776	41,808
CareTrust REIT Inc	6,844	132,568
Cedar Realty Trust Inc	7,158	6,014
Chatham Lodging Trust	3,361	23,258
Community Healthcare Trust Inc	1,456	67,995
DiamondRock Hospitality Co	14,738	78,111
Diversified Healthcare Trust	17,040	64,752
Easterly Government Properties Inc	5,311	128,473
Essential Properties Realty Trust Inc	6,473	109,847
Four Corners Property Trust Inc	4,936	124,634
Franklin Street Properties Corp	7,680	34,022
Getty Realty Corp	2,449	71,731
Global Net Lease Inc	6,585	115,238
Granite Point Mortgage Trust Inc	3,929	26,089
Hersha Hospitality Trust	2,572	16,538
Independence Realty Trust Inc	6,510	76,232
Industrial Logistics Properties Trust	4,798	103,493
Innovative Industrial Properties Inc	974	119,890
Invesco Mortgage Capital Inc	12,843	38,529
Investors Real Estate Trust	832	59,155
iStar Inc	5,281	65,379
Kite Realty Group Trust	6,015	67,609
KKR Real Estate Finance Trust Inc	1,729	31,468
Lexington Realty Trust	19,444	221,077
LTC Properties Inc	2,847	103,887
Marcus & Millichap Inc*	1,681	47,421
National Storage Affiliates Trust	4,249	145,783
New York Mortgage Trust Inc	26,171	69,091
NexPoint Residential Trust Inc	1,613	66,778
Office Properties Income Trust	3,548	84,584
Pennsylvania Real Estate Investment Trust	5,339	5,873
PennyMac Mortgage Investment Trust	7,375	126,408
RE/MAX Holdings Inc	1,277	44,874
Ready Capital Corp	2,655	27,161
Realogy Holdings Corp	8,190	90,745
Redwood Trust Inc	8,296	57,491
Retail Opportunity Investments Corp	8,539	95,039
RPT Realty	5,757	33,736
Safehold Inc	946	52,475
Saul Centers Inc	843	23,621
Summit Hotel Properties Inc	7,532	44,363
Tanger Factory Outlet Centers Inc	6,653	37,856
Uniti Group Inc	13,844	135,948
Universal Health Realty Income Trust	931	62,116
Urstadt Biddle Properties Inc	2,141	19,911
Washington Prime Group Inc	13,365	9,088
Washington Real Estate Investment Trust	5,772	126,638
Whitestone REIT	2,910	18,711
Xenia Hotels & Resorts Inc	8,292	74,462
		4,183,590
Savings&Loans (1.10%)
Axos Financial Inc*	3,925	97,262
Banc of California Inc	3,213	35,311
Berkshire Hills Bancorp Inc	3,076	28,238
Brookline Bancorp Inc	5,713	54,845
Dime Community Bancshares Inc	2,208	$28,483
Northfield Bancorp Inc	3,099	29,936
Northwest Bancshares Inc	8,469	85,622
Pacific Premier Bancorp Inc	5,653	127,700
Provident Financial Services Inc	4,301	56,687
		544,084

Total Financial		10,651,669

Industrial (19.72%)
AAON Inc	2,910	165,666
AAR Corp	2,354	47,504
Advanced Energy Industries Inc*	2,744	203,385
Aegion Corp*	2,203	35,656
Aerojet Rocketdyne Holdings Inc*	5,185	214,503
AeroVironment Inc*	1,589	121,384
Alamo Group Inc	694	76,965
Alarm.com Holdings Inc*	3,008	180,089
Albany International Corp	2,199	114,128
American Woodmark Corp*	1,115	97,563
Apogee Enterprises Inc	1,901	39,788
Applied Industrial Technologies Inc	2,768	166,661
Applied Optoelectronics Inc*	1,515	17,619
ArcBest Corp	1,827	61,789
Arcosa Inc	3,466	160,441
Astec Industries Inc	1,614	85,090
Atlas Air Worldwide Holdings Inc*	1,904	107,367
AZZ Inc	1,873	65,049
Badger Meter Inc	2,085	128,624
Barnes Group Inc	3,414	135,194
Bel Fuse Inc	725	8,715
Benchmark Electronics Inc	2,695	52,849
Boise Cascade Co	2,869	131,400
Brady Corp	3,564	167,116
Bristow Group Inc*	472	8,926
Chart Industries Inc*	2,564	168,506
CIRCOR International Inc*	1,426	42,281
Comfort Systems USA Inc	2,700	136,809
Comtech Telecommunications Corp	1,747	29,000
Dorian LPG Ltd*	2,072	17,488
DXP Enterprises Inc*	1,147	22,068
Echo Global Logistics Inc*	1,955	53,411
Encore Wire Corp	1,501	77,467
Enerpac Tool Group Corp	3,859	80,267
EnPro Industries Inc	1,488	87,078
ESCO Technologies Inc	1,860	167,251
Exponent Inc(a)	3,712	298,649
Fabrinet*	2,650	184,917
FARO Technologies Inc*	1,246	70,399
Federal Signal Corp	4,334	139,208
Forward Air Corp	2,073	122,286
Franklin Electric Co Inc	2,756	163,596
Gibraltar Industries Inc*	2,375	148,307
Granite Construction Inc	3,348	62,239
The Greenbrier Cos Inc	2,334	63,461
Griffon Corp	3,050	66,277
Harsco Corp*	5,630	79,665
Haynes International Inc	896	16,791
Heartland Express Inc	3,348	69,253
Hillenbrand Inc	5,308	168,317
Hub Group Inc*	2,390	128,678

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/20

Security Description	Shares	Value (Note 1)
Ichor Holdings Ltd*	1,611	$40,533
Insteel Industries Inc	1,310	24,156
Itron Inc*	2,522	150,236
John Bean Technologies Corp	2,268	232,493
Kaman Corp	2,051	94,859
Knowles Corp*	6,335	95,405
Lindsay Corp	774	77,346
Lydall Inc*	1,255	23,569
Marten Transport Ltd	4,172	75,754
Materion Corp	1,461	79,756
Matson Inc	3,155	126,421
Matthews International Corp	2,244	49,144
Mesa Laboratories Inc	287	70,579
Moog Inc	2,309	139,210
Mueller Industries Inc	4,192	124,502
Myers Industries Inc	2,544	38,923
MYR Group Inc*	1,192	46,262
National Presto Industries Inc	360	32,375
Olympic Steel Inc	881	9,691
OSI Systems Inc*	1,256	98,910
Park Aerospace Corp	1,578	17,500
Patrick Industries Inc	1,644	92,409
PGT Innovations Inc*	4,183	75,838
Plexus Corp*	2,090	158,986
Powell Industries Inc	713	19,244
Proto Labs Inc*	1,916	281,652
Raven Industries Inc	2,561	63,641
Saia Inc*	1,857	249,209
Sanmina Corp*	5,012	141,840
SEACOR Holdings Inc*	1,257	39,734
Simpson Manufacturing Co Inc(a)	2,889	284,104
SMART Global Holdings Inc*	942	23,738
SPX Corp*	3,162	132,266
SPX FLOW Inc*	3,049	132,571
Standex International Corp	892	51,593
Sturm Ruger & Co Inc	1,189	84,253
Tennant Co	1,344	89,336
TimkenSteel Corp*	2,857	10,771
Tredegar Corp	1,767	29,915
Trinseo SA	2,806	69,897
Triumph Group Inc	3,587	25,934
TTM Technologies Inc*	7,222	82,764
UFP Industries Inc	4,397	260,962
US Concrete Inc*	1,136	30,320
US Ecology Inc	1,822	67,651
Vicor Corp*	1,349	117,403
Watts Water Technologies Inc	1,977	189,298
Total Industrial		9,710,093

Technology (9.08%)
3D Systems Corp*	8,482	46,566
8x8 Inc*	7,378	124,541
Agilysys Inc*	1,424	36,127
Axcelis Technologies Inc*	2,322	54,869
Bottomline Technologies DE Inc*	2,730	130,030
Brooks Automation Inc	5,178	267,340
CEVA Inc*	1,575	$66,544
Cohu Inc	2,955	50,826
Computer Programs and Systems Inc	894	24,460
CSG Systems International Inc	2,425	103,232
CTS Corp	2,335	48,802
Cubic Corp	2,302	108,378
Diebold Nixdorf Inc*	5,500	45,870
Digi International Inc*	2,028	27,621
Diodes Inc*	2,961	144,674
Donnelley Financial Solutions Inc*	2,235	24,362
DSP Group Inc*	1,647	23,618
Ebix Inc	1,594	36,774
ExlService Holdings Inc*	2,442	155,531
FormFactor Inc*	5,422	141,677
Glu Mobile Inc*	8,249	65,497
Insight Enterprises Inc*	2,563	153,280
Kulicke & Soffa Industries Inc	4,668	111,939
LivePerson Inc*	4,409	263,041
ManTech International Corp	1,927	144,236
MaxLinear Inc*	4,794	116,734
MicroStrategy Inc*	589	85,075
MTS Systems Corp	1,275	31,110
NextGen Healthcare Inc*	3,468	45,986
Omnicell Inc*	3,003	200,240
OneSpan Inc*	2,332	50,255
Onto Innovation Inc*	3,514	109,777
PDF Solutions Inc*	1,992	41,234
Photronics Inc*	4,813	48,274
Pitney Bowes Inc	9,991	54,851
Power Integrations Inc(a)	4,214	235,858
Progress Software Corp	3,207	121,513
Rambus Inc*	7,986	107,252
Simulations Plus Inc	871	51,894
SPS Commerce Inc*	2,495	199,301
Sykes Enterprises Inc*	2,760	91,370
Tabula Rasa HealthCare Inc*	1,408	71,245
TTEC Holdings Inc	1,265	71,713
Ultra Clean Holdings Inc*	2,851	69,907
Unisys Corp*	3,709	43,247
Veeco Instruments Inc*	3,502	41,639
Virtusa Corp*	2,137	84,497
Xperi Holding Corp	7,889	98,849
Total Technology		4,471,656

Utilities (1.61%)
American States Water Co	2,638	200,699
Avista Corp	4,778	176,117
California Water Service Group	3,448	156,332
Northwest Natural Holding Co	2,180	111,420
South Jersey Industries Inc	6,618	146,589
Total Utilities		791,157

Total Common Stock (Cost $40,832,230)		49,126,136

Right (0.00%)
Lantheus Holdings Inc(b) (Cost $0)	6,190	$—

United States Treasury Bills (0.21%)
0.130% 01/14/21(a) (Cost $99,960)	100,000	99,953

Total Investments (Cost $40,932,190)(c) (99.95%)		$49,226,089
Other Net Assets (0.05%)		27,937
Net Assets (100.00%)		$49,254,026

*	Non-income producing security.

(a)	A portion of these securities, a total of $3,399,418, have been pledged or segregated in connection with obligations for futures contracts.

(b)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $0.

c)	Aggregate cost for federal income tax purpose is $40,958,406.

At August 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$17,320,116
Unrealized depreciation	(9,052,433)
Net unrealized appreciation	$8,267,683

Futures contracts at August 31, 2020:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Depreciation
2 / SEPT 2020 / Long / CME	$156,430	$156,130	$(300)

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments	8/31/20

Security Description	Shares	Value (Note 1)
Common Stock (89.33%)

Basic Materials (3.10%)
Eastman Chemical Co(a)	20,000	$1,462,200
Linde PLC(a)	3,167	790,927
Newmont Corp(a)	22,200	1,493,616
PPG Industries Inc(a)	4,000	481,600
Sensient Technologies Corp(a)	8,500	469,370
Total Basic Materials		4,697,713

Communications (11.06%)
Alphabet Inc - Class A*(a)	700	1,140,671
Alphabet Inc - Class C*(a)	700	1,143,926
Amazon.com Inc*,(a)	900	3,105,864
AT&T Inc(a)	28,669	854,623
Cisco Systems Inc(a)	52,500	2,216,550
Motorola Solutions Inc(a)	11,300	1,748,675
Netflix Inc*,(a)	4,800	2,541,888
Verizon Communications Inc(a)	37,842	2,242,895
The Walt Disney Co(a)	13,300	1,753,871
Total Communications		16,748,963

Consumer, Cyclical (4.45%)
Amerityre Corp*,(a)	20,000,000	538,000
Dollar General Corp(a)	11,000	2,220,680
Ford Motor Co(a)	190,000	1,295,800
Target Corp(a)	17,700	2,676,417
Total Consumer, Cyclical		6,730,897

Consumer, Non-Cyclical (20.10%)
Abbott Laboratories(a)	12,810	1,402,311
AbbVie Inc(a)	10,410	996,966
AmerisourceBergen Corp(a)	7,912	767,701
Amgen Inc(a)	8,500	2,153,220
Automatic Data Processing Inc(a)	12,000	1,669,080
Bristol-Myers Squibb Co(a)	7,500	466,500
Cigna Corp(a)	12,200	2,163,914
Colgate-Palmolive Co(a)	10,400	824,304
Conagra Brands Inc(a)	22,450	861,182
CVS Health Corp(a)	27,400	1,702,088
Edwards Lifesciences Corp*,(a)	24,900	2,137,416
The Estee Lauder Cos Inc(a)	9,100	2,017,652
Gilead Sciences Inc(a)	15,600	1,041,300
Johnson & Johnson(a)	13,000	1,994,330
Merck & Co Inc(a)	10,000	852,700
Pfizer Inc(a)	53,800	2,033,102
Quest Diagnostics Inc(a)	17,500	1,946,700
Sprouts Farmers Market Inc*(a)	141,800	3,311,030
UnitedHealth Group Inc(a)	6,700	2,094,085
Total Consumer, Non-Cyclical		30,435,581

Energy (5.59%)
BP PLC(a)	81,437	1,704,476
Chevron Corp(a)	29,324	2,461,163
ConocoPhillips(a)	19,648	744,463
Exxon Mobil Corp(a)	43,236	$1,726,846
Royal Dutch Shell PLC(a)	36,500	1,083,320
Schlumberger NV(a)	39,100	743,291
Total Energy		8,463,559

Financial (15.86%)
Banks (7.22%)
Bank of America Corp(a)	90,000	2,316,600
Citigroup Inc(a)	11,300	577,656
The Goldman Sachs Group Inc(a)	5,350	1,096,055
JPMorgan Chase & Co(a)	41,020	4,109,794
Morgan Stanley(a)	12,050	629,733
US Bancorp(a)	25,600	931,840
Wells Fargo & Co(a)	52,500	1,267,875
		10,929,553
Diversified Financial Service (4.42%)
Cboe Global Markets Inc(a)	20,000	1,835,800
Discover Financial Services(a)	24,000	1,273,920
Mastercard Inc(a)	10,000	3,581,900
		6,691,620
Insurance (0.18%)
Principal Financial Group Inc(a)	6,650	280,032

Real Estate (4.03%)
American Tower Corp(a)	7,800	1,943,370
Equinix Inc(a)	2,900	2,290,362
Mid-America Apartment Communities Inc(a)	16,000	1,873,920
		6,107,652

Total Financial		24,008,857

Industrial (6.79%)
Carrier Global Corp(a)	10,625	317,156
Caterpillar Inc(a)	20,442	2,909,101
Keysight Technologies Inc*,(a)	19,300	1,901,436
Masco Corp(a)	30,000	1,749,000
Otis Worldwide Corp(a)	5,312	334,125
Raytheon Technologies Corp(a)	10,625	648,125
Waste Management Inc(a)	19,400	2,211,600
Atlas Corp(a)	25,000	215,750
Total Industrial		10,286,293

Technology (17.28%)
Adobe Inc*,(a)	4,500	2,310,255
Apple Inc(a)	32,000	4,129,279
Citrix Systems Inc(a)	15,500	2,250,600
Fiserv Inc*,(a)	18,000	1,792,440
Hewlett Packard Enterprise Co(a)	30,000	290,100
Intel Corp(a)	33,500	1,706,825
Microsoft Corp(a)	17,733	3,999,323
Oracle Corp(a)	42,430	2,427,845
Seagate Technology PLC(a)	19,000	911,810
Synopsys Inc*,(a)	10,500	2,323,650
Take-Two Interactive Software Inc*,(a)	11,600	$1,985,804
Texas Instruments Inc(a)	14,300	2,032,745
Total Technology		26,160,676

Utilities (5.11%)
American Electric Power Co Inc(a)	6,200	488,746
American Water Works Co Inc(a)	14,900	2,105,966
Consolidated Edison Inc(a)	21,200	1,512,408
Dominion Energy Inc(a)	24,400	1,913,936
Duke Energy Corp(a)	21,300	1,711,242
Total Utilities		7,732,298

Total Common Stock (Cost $122,448,846)		135,264,837

Right (0.01%)
Bristol-Myers SQ (Cost $17,250)	7,500	20,100

United States Treasury Bills (10.77%)
0.130% 01/14/21(a) (Cost $16,294,139)	16,300,000	16,292,359

Total Investments (Cost $138,760,235)(b) (100.10%)		$151,577,296
Liabilities in Excess of Other Assets (-0.10%)		(157,486)
Net Assets (100.00%)		$151,419,810

*	Non-income producing security.

(a)	At August 31, 2020, the Fund had securities pledged in the amount of $130,478,257 to cover collateral requirements for options written.

(b)	Aggregate cost for federal income tax purpose is $137,870,742.

At August 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$21,751,105
Unrealized depreciation	(9,830,824)
Net unrealized appreciation	$11,920,281

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Continued)	8/31/20

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	9/18/2020	(40)	$110.00	$440,000	$(10,760)
Adobe Inc	10/16/2020	(20)	575.00	1,150,000	(29,700)
Alphabet Inc - Class A	9/18/2020	(7)	1,600.00	1,120,000	(45,920)
Alphabet Inc - Class C	9/18/2020	(7)	1,600.00	1,120,000	(50,050)
American Tower Corp	10/16/2020	(39)	260.00	1,014,000	(19,500)
American Water Works Co Inc	10/16/2020	(149)	155.00	2,309,500	(11,175)
AmerisourceBergen Corp	9/18/2020	(79)	115.00	908,500	(237)
Amgen Inc	10/16/2020	(85)	260.00	2,210,000	(63,750)
AT&T Inc	9/18/2020	(70)	31.00	217,000	(910)
Automatic Data Processing Inc	9/18/2020	(30)	150.00	450,000	(990)
Bank of America Corp	9/18/2020	(300)	28.00	840,000	(4,800)
BP PLC	9/18/2020	(200)	26.00	520,000	(600)
Caterpillar Inc	9/18/2020	(30)	155.00	465,000	(1,560)
Cboe Global Markets Inc	9/18/2020	(50)	95.00	475,000	(4,000)
Chevron Corp	9/18/2020	(90)	100.00	900,000	(360)
Cigna Corp	9/18/2020	(122)	210.00	2,562,000	(1,952)
Citigroup Inc	9/18/2020	(30)	60.00	180,000	(360)
Citrix Systems Inc	10/16/2020	(155)	155.00	2,402,500	(40,920)
Colgate-Palmolive Co	10/16/2020	(30)	80.00	240,000	(6,000)
Conagra Brands Inc	10/16/2020	(50)	40.00	200,000	(5,250)
ConocoPhillips	9/18/2020	(60)	46.00	276,000	(180)
Consolidated Edison Inc	9/18/2020	(50)	82.50	412,500	(250)
Discover Financial Services	9/18/2020	(60)	60.00	360,000	(2,940)
Dollar General Corp	9/18/2020	(110)	200.00	2,200,000	(56,980)
Dominion Energy Inc	10/16/2020	(100)	82.50	825,000	(7,300)
Duke Energy Corp	9/18/2020	(50)	90.00	450,000	(100)
Eastman Chemical Co	10/16/2020	(200)	80.00	1,600,000	(18,600)
Edwards Lifesciences Corp	10/16/2020	(249)	85.00	2,116,500	(107,319)
Equinix Inc	9/18/2020	(29)	800.00	2,320,000	(40,600)
The Estee Lauder Cos Inc	9/18/2020	(91)	220.00	2,002,000	(62,335)
Exxon Mobil Corp	9/18/2020	(100)	50.00	500,000	(300)
Fiserv Inc	10/16/2020	(60)	110.00	660,000	(7,920)
The Goldman Sachs Group Inc	9/18/2020	(20)	220.00	440,000	(2,920)
Intel Corp	10/16/2020	(100)	55.00	550,000	(9,600)
Johnson & Johnson	10/16/2020	(130)	160.00	2,080,000	(30,160)
JPMorgan Chase & Co	9/18/2020	(100)	110.00	1,100,000	(6,000)
Keysight Technologies Inc	9/18/2020	(193)	110.00	2,123,000	(5,790)
Linde PLC	9/18/2020	(10)	260.00	260,000	(1,900)
Masco Corp	9/18/2020	(100)	60.00	600,000	(7,000)
Mastercard Inc	9/18/2020	(100)	330.00	3,300,000	(312,500)
Merck & Co Inc	10/16/2020	(30)	87.50	262,500	(5,340)
Mid-America Apartment Communities Inc	9/18/2020	(40)	125.00	500,000	(3,500)
Morgan Stanley	9/18/2020	(40)	55.00	220,000	(2,240)
Motorola Solutions Inc	9/18/2020	(30)	160.00	480,000	(4,650)
Netflix Inc	9/18/2020	(48)	535.00	2,568,000	(98,640)
Newmont Corp	10/16/2020	(222)	80.00	1,776,000	(17,538)
Oracle Corp	10/16/2020	(424)	62.50	2,650,000	(40,280)
Pfizer Inc	9/18/2020	(538)	42.00	2,259,600	(3,228)
Quest Diagnostics Inc	10/16/2020	(175)	120.00	2,100,000	(34,125)
Raytheon Technologies Corp	9/18/2020	(30)	70.00	210,000	(840)
Seagate Technology PLC	9/18/2020	(40)	47.50	190,000	(7,000)
Synopsys Inc	10/16/2020	(105)	220.00	2,310,000	(117,600)
Take-Two Interactive Software Inc	10/16/2020	(116)	185.00	2,146,000	(42,920)
Target Corp	9/18/2020	(177)	135.00	2,389,500	(296,829)
Texas Instruments Inc	10/16/2020	(143)	150.00	2,145,000	(40,040)
UnitedHealth Group Inc	10/16/2020	(67)	330.00	2,211,000	(48,575)
US Bancorp	9/18/2020	(60)	42.50	255,000	(480)
Verizon Communications Inc	9/18/2020	(100)	60.00	600,000	(5,800)
Walt Disney Co/The	9/18/2020	(30)	130.00	390,000	(14,850)
Waste Management Inc	10/16/2020	(194)	120.00	2,328,000	(22,310)

Total Written Call Options
Premiums Received $1,003,377				71,889,100	(1,786,273)

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/20

Security Description	Shares	Value (Note 1)
Common Stock (97.64%)

Communications (32.27%)
Internet (26.90%)
Alphabet Inc - Class A*	19,803	$32,269,583
Alphabet Inc - Class C*	19,634	32,085,490
Amazon.com Inc*,(a)	28,665	98,921,768
Baidu Inc*	20,316	2,530,764
Booking Holdings Inc*	3,053	5,832,604
CDW Corp	10,557	1,199,803
eBay Inc	58,683	3,214,655
Expedia Group Inc	10,240	1,005,056
Facebook Inc*,(a)	138,624	40,644,557
JD.com Inc*	68,111	5,356,249
MercadoLibre Inc*	3,652	4,267,691
Netflix Inc*	32,203	17,053,421
Trip.com Group Ltd*	38,853	1,174,915
VeriSign Inc*	8,627	1,853,080
		247,409,636
Media (3.12%)
Charter Communications Inc*	15,423	9,494,553
Comcast Corp	333,591	14,948,213
Fox Corp - Class A	26,337	733,749
Fox Corp - Class B	19,554	543,601
Sirius XM Holdings Inc	325,061	1,908,108
Liberty Global PLC - Class A*	13,520	315,962
Liberty Global PLC - Class C*	32,683	752,036
		28,696,222
Telecommunicatoins (2.27%)
Cisco Systems Inc	311,727	13,161,114
T-Mobile US Inc*	66,011	7,702,163
		20,863,277

Total Communications		296,969,135

Consumer, Cyclical (8.15%)
Copart Inc*	17,081	1,764,809
Costco Wholesale Corp	32,462	11,285,739
Dollar Tree Inc*	17,390	1,674,135
Fastenal Co	42,143	2,059,107
Lululemon Athletica Inc*	9,048	3,399,062
Marriott International Inc	24,023	2,472,207
O’Reilly Automotive Inc*	5,559	2,588,438
PACCAR Inc	25,415	2,181,625
Ross Stores Inc	26,580	2,420,906
Starbucks Corp	86,781	7,330,391
Tesla Inc*	67,615	33,693,907
Ulta Beauty Inc*	4,324	1,003,946
United Airlines Holdings Inc*	18,594	669,384
Walgreens Boots Alliance Inc	65,125	2,476,053
Total Consumer, Cyclical		75,019,709

Consumer, Non-Cyclical (12.02%)
Alexion Pharmaceuticals Inc*	16,260	1,857,217
Align Technology Inc*	5,855	1,738,818
Amgen Inc	43,323	10,974,582
Automatic Data Processing Inc	31,571	4,391,210
BioMarin Pharmaceutical Inc*	13,199	1,029,918
Biogen Inc*	12,785	3,677,477
Cintas Corp	7,605	2,534,290
CoStar Group Inc*	2,691	2,283,583
DexCom Inc*	6,727	2,861,733
Gilead Sciences Inc	92,964	6,205,347
IDEXX Laboratories Inc*	6,303	$2,464,851
Illumina Inc*	10,801	3,858,333
Incyte Corp*	15,827	1,524,931
Intuitive Surgical Inc*	8,433	6,163,174
The Kraft Heinz Co	89,732	3,144,209
Mondelez International Inc	105,800	6,180,836
Monster Beverage Corp*	39,509	3,313,225
PayPal Holdings Inc*	86,281	17,613,403
PepsiCo Inc	102,465	14,351,248
Regeneron Pharmaceuticals Inc*	7,876	4,882,569
Seattle Genetics Inc*	12,593	1,993,976
Verisk Analytics Inc	12,041	2,247,693
Vertex Pharmaceuticals Inc*	19,044	5,315,561
Total Consumer, Non-Cyclical		110,608,184

Industrial (0.47%)
CSX Corp	57,083	4,364,566
Total Industrial		4,364,566

Technology (44.14%)
Computers (14.76%)
Apple Inc(a)	1,007,808	130,047,544
Cognizant Technology Solutions Corp	40,235	2,690,112
NetApp Inc	16,770	794,730
Western Digital Corp	22,094	848,851
Check Point Software Technologies Ltd*	11,186	1,412,344
		135,793,581
Semiconductors (11.56%)
Advanced Micro Devices Inc*	85,915	7,802,800
Analog Devices Inc	27,063	3,163,123
Applied Materials Inc	67,878	4,181,285
ASML Holding NV	5,442	2,036,288
Broadcom Inc	29,147	10,118,381
Intel Corp	314,159	16,006,401
KLA Corp	11,594	2,378,393
Lam Research Corp	10,660	3,585,384
Maxim Integrated Products Inc	19,884	1,360,861
Microchip Technology Inc	17,560	1,926,332
Micron Technology Inc*	80,776	3,676,116
NVIDIA Corp	44,970	24,058,051
NXP Semiconductors NV	20,540	2,583,110
QUALCOMM Inc	83,904	9,992,966
Skyworks Solutions Inc	12,519	1,813,377
Texas Instruments Inc	68,688	9,763,999
Xilinx Inc	18,478	1,924,668
		106,371,535
Software (17.83%)
Activision Blizzard Inc	56,056	4,681,797
Adobe Inc*	35,570	18,261,282
ANSYS Inc*	6,186	2,097,116
Autodesk Inc*	16,135	3,964,370
Cadence Design Systems Inc*	20,618	2,286,742
Cerner Corp	23,080	1,693,380
Citrix Systems Inc	8,987	1,304,912
Electronic Arts Inc*	21,455	2,992,329
Fiserv Inc*	49,608	4,939,965
Intuit Inc	18,992	6,559,647
Microsoft Corp	437,977	98,776,954
NetEase Inc	5,360	2,611,446
Paychex Inc	26,302	2,011,314
Splunk Inc*	11,121	2,439,169
Synopsys Inc*	11,043	$2,443,816
Take-Two Interactive Software Inc*	8,328	1,425,670
Workday Inc*	12,050	2,888,506
Zoom Video Communications Inc*	8,211	2,669,396
		164,047,811

Total Technology		406,212,927

Utilities (0.58%)
Exelon Corp	71,431	2,636,518
Xcel Energy Inc	39,403	2,737,523
Total Industrial		5,374,041

Total Common Stock (Cost $343,213,769)		898,548,562

United States Treasury Bills (2.42%)
0.130% 01/14/21 (Cost $22,291, 355)	22,300,000	22,289,547

Total Investments (Cost $365,505,123)(b) (100.07%)		$920,838,109
Liabilities in Excess of Other Assets (-0.07%)		(610,708)
Net Assets (100.00%)		$920,227,401

*	Non-income producing security.

(a)	A portion of these securities, a total of $142,560,683, have been pledged or segregated in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $366,136,790

At August 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$565,052,836
Unrealized depreciation	(10,351,517)
Net unrealized appreciation	$554,701,319

Futures contracts at August 31, 2020:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
93 / SEPT 2020 / Long / CME	$20,050,025	$22,532,040	$2,482,015

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments	8/31/20

Security Description	Shares	Value (Note 1)
Common Stock (98.88%)

Basic Materials (2.22%)
Daqo New Energy Corp*	18,000	$2,030,580

Communications (3.84%)
Alphabet Inc*	1,200	1,961,016
Arista Networks Inc*	3,500	782,075
Switch Inc	45,000	774,000
Total Communications		3,517,091

Consumer, Cyclical (9.87%)
Steelcase Inc	55,000	574,750
Tesla Inc*	17,000	8,471,440
Total Consumer, Cyclical		9,046,190

Consumer, Non-Cyclical (18.88%)
10X Genomics Inc*	4,100	469,942
CRISPR Therapeutics AG*	32,000	2,990,720
Danone SA	60,000	784,200
Editas Medicine Inc*	35,000	1,233,050
Gilead Sciences Inc	6,500	433,875
Illumina Inc*	1,800	642,996
Intellia Therapeutics Inc*	68,300	1,473,914
Invitae Corp*	95,000	3,321,200
Moderna Inc*	72,000	4,672,080
Square Inc*	8,000	1,276,480
Total Consumer, Non-Cyclical		17,298,457

Energy (24.35%)
Canadian Solar Inc*	34,000	1,104,660
Enphase Energy Inc*	24,000	1,853,520
First Solar Inc*	47,200	3,615,048
JinkoSolar Holding Co Ltd*	120,000	2,740,800
SolarEdge Technologies Inc*	8,500	$1,879,775
SunPower Corp*	167,000	1,868,730
TPI Composites Inc*	82,000	2,518,220
Vestas Wind Systems A/S	125,000	6,296,250
Maxeon Solar Technologies Ltd*	20,875	433,783
Total Energy		22,310,786

Financial (5.94%)
Alexandria Real Estate Equities Inc	4,900	825,062
Digital Realty Trust Inc	5,000	778,250
Hannon Armstrong Sustainable Infrastructure Capital Inc	64,000	2,717,440
Horizon Technology Finance Corp	93,000	1,119,720
Total Financial		5,440,472

Industrial (7.03%)
ABB Ltd	41,600	1,060,800
Advanced Energy Industries Inc*	14,400	1,067,328
Trex Co Inc*	7,000	1,046,430
Universal Display Corp	9,000	1,579,500
Ichor Holdings Ltd*	34,100	857,956
Garmin Ltd	8,000	828,880
Total Industrial		6,440,894

Technology (21.64%)
Analog Devices Inc	7,700	899,976
Applied Materials Inc	48,500	2,987,599
Cadence Design Systems Inc*	5,100	565,641
Fortinet Inc*	6,500	858,033
Infineon Technologies AG	50,000	1,386,500
International Business Machines Corp	21,600	2,663,496
Lam Research Corp	4,500	1,513,530
NVIDIA Corp	3,100	$1,658,438
QUALCOMM Inc	13,500	1,607,850
Skyworks Solutions Inc	6,500	941,525
STMicroelectronics NV	46,500	1,406,625
Taiwan Semiconductor Manufacturing Co Ltd	32,000	2,536,000
Ultra Clean Holdings Inc*	32,500	796,900
Total Technology		19,822,113

Utilities (5.11%)
Brookfield Renewable Corp	87,630	4,462,120
Consolidated Water Co Ltd	18,000	216,540
		4,678,660

Total Common Stock (Cost $48,478,083)		90,585,243

Total Investments (Cost $48,478,083)(a) (98.88%)		$90,585,243
Other Net Assets (1.12%)		1,022,062
Net Assets (100.00%)		$91,607,305

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $48,478,083.

At August 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$43,100,117
Unrealized depreciation	(992,957)
Net unrealized appreciation	$42,107,160

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2020

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Assets
Investments in securities
Cost of investments	$56,042,082	$21,893,944	$36,692,664	$66,196,175	$73,840,429
Market value of investments (Note 1)	60,873,518	23,422,903	36,692,664	198,361,212	98,736,368
Cash	35,086	189,517	166,673	696,902	910,281
Cash held at broker	—	—	—	—	—
Interest receivable	526,753	54,696	—	—	—
Dividend receivable	—	—	—	307,919	107,796
Appreciation on futures	—	—	—	14,925	19,540
Receivable from investment advisor	—	—	1,156	—	—
Receivable for fund shares sold	10,905	72,788	112,112	72,272	5,245
Receivable for investment securities Sold	—	—	—	—	—
Prepaid expenses	—	56	—	757	—
Total assets	$61,446,262	$23,739,960	$36,972,605	$199,453,987	$99,779,230

Liabilities
Written options, at value	—	—	—	—	—
Depreciation on futures	—	—	—	—	—
Cash due to broker	—	—	—	16,300	37,656
Payable to investment advisor	26,119	7,766	—	40,848	33,718
Payable for investments purchased	—	—	—	—	—
Payable for fund shares purchased	2,119	283	30,782	81,326	90,220
Distributions payable	20,169	931	—	—	—
Accrued 12b-1 fees	—	605	194	913	424
Accrued shareholder service fees	—	622	16	1,773	360
Accrued administration fees	4,418	1,707	2,638	13,818	7,125
Accrued CCO fees	4,707	93	120	9,052	4,091
Accrued custody fees	2,064	692	1,198	4,630	1,225
Accrued fund accounting fees	8,475	5,028	5,181	14,543	10,481
Accrued printing fees	3,275	3,690	1,729	8,939	7,901
Accrued state registration fees	75	—	110	—	435
Accrued transfer agent fees	3,719	3,604	2,584	8,457	9,355
Accrued trustee fees	595	492	457	527	592
Accrued expenses	13,964	9,077	11,016	34,890	20,787
Total liabilities	89,699	34,590	56,025	236,016	224,370

Net assets	$61,356,563	$23,705,370	$36,916,580	$199,217,971	$99,554,860

Net assets at August 31, 2020 consist of
Paid-in capital	$56,697,329	$22,227,673	$36,918,359	$53,910,231	$68,517,386
Distributable earnings/(loss)	4,659,234	1,477,697	(1,779)	145,307,740	31,037,474
Total net assets	$61,356,563	$23,705,370	$36,916,580	$199,217,971	$99,554,860

Net assets
Direct Shares	$61,356,563	$22,033,747	$36,916,580	$196,133,476	$98,496,322
K Shares		$1,671,623		$3,084,495	$1,058,538

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	5,219,182	2,013,853	36,925,055	3,153,800	4,268,565
K Shares (no par value, unlimited shares authorized)		152,469		49,735	47,491

Net asset value per share
Direct Shares	$11.76	$10.94	$1.00	$62.19	$23.07
K Shares		$10.96		$62.02	$22.29

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2020 (Continued)

	S&P SmallCap Index Fund	Shelton Core Value Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$40,932,190	$138,760,235	$365,505,123	$48,478,083
Market value of investments (Note 1)	49,226,089	151,577,296	920,838,109	90,585,243
Cash	143,698	571,958	79,697	1,415,068
Cash held at broker	—	883,692	—	—
Interest receivable	—	—	—	—
Dividend receivable	31,163	314,274	604,992	126,505
Appreciation on futures	—	—	2,482,015	—
Receivable from investment advisor	—	—	—	—
Receivable for fund shares sold	7,141	85,375	590,025	173,492
Receivable for investment securities Sold	—	—	—	724,292
Prepaid expenses	—	—	—	—
Total assets	$49,408,091	$153,432,595	$924,594,838	$93,024,600

Liabilities
Written options, at value	—	1,786,273	—	—
Depreciation on futures	300	—	—	—
Cash due to broker	1,140	—	2,254,343	—
Payable to investment advisor	21,155	62,895	243,303	72,614
Payable for investments purchased	—	—	—	1,260,228
Payable for fund shares purchased	85,131	37,757	1,548,947	30,016
Distributions payable	—	407	13	—
Accrued 12b-1 fees	890	514	6,324	—
Accrued shareholder service fees	1,001	716	6,915	—
Accrued administration fees	3,577	10,636	61,709	6,141
Accrued CCO fees	3,112	4,852	2,552	1,048
Accrued custody fees	—	4,551	13,001	596
Accrued fund accounting fees	9,625	11,475	33,232	7,852
Accrued printing fees	5,397	19,011	38,337	10,573
Accrued state registration fees	1,248	8,562	2,372	2,248
Accrued transfer agent fees	5,504	37,193	27,258	3,746
Accrued trustee fees	528	540	462	810
Accrued expenses	15,457	27,403	128,669	21,423
Total liabilities	154,065	2,012,785	4,367,437	1,417,295

Net assets	$49,254,026	$151,419,810	$920,227,401	$91,607,305

Net assets at August 31, 2020 consist of
Paid-in capital	$40,095,077	$117,713,416	$356,550,354	$48,502,313
Distributable earnings/(loss)	9,158,949	33,706,394	563,677,047	43,104,992
Total net assets	$49,254,026	$151,419,810	$920,227,401	$91,607,305

Net assets
Direct Shares	$46,947,826	$150,038,239	$889,163,486	$91,607,305
K Shares	$2,306,200	$1,381,571	$31,063,915

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	2,466,654	8,032,824	32,009,045	3,090,110
K Shares (no par value, unlimited shares authorized)	125,104	75,868	1,155,851

Net asset value per share
Direct Shares	$19.03	$18.68	$27.78	$29.65
K Shares	$18.43	$18.21	$26.88

See accompanying notes to financial statements.

Statements of Operations August 31, 2020

	Green California Tax-Free Income Fund	U.S. Government Securities Fund	The United States Treasury Trust	S&P 500 Index Fund	S&P MidCap Index Fund
Investment income
Interest income	$1,617,862	$452,254	$431,488	$9,746	$5,489
Dividend income (tax withheld: $—, $—, $—, $— and $387, respectively)	—	—	—	3,570,553	1,669,289
Other Income	—	—	—	—	—
Total	1,617,862	452,254	431,488	3,580,299	1,674,778

Expenses
Management fees (Note 2)	314,912	112,958	189,985	460,423	409,667
Administration fees (Note 2)	54,800	19,649	33,066	160,095	89,076
Transfer agent fees	14,013	13,355	8,606	27,930	21,073
Accounting services	36,790	23,844	25,222	65,707	46,686
Custodian fees	5,254	2,563	4,386	19,805	12,693
Broker Fees	—	—	—	—	—
Legal and audit fees	16,847	9,704	12,298	39,338	23,318
CCO fees (Note 2)	7,982	2,860	4,727	22,824	12,739
Trustees fees	5,350	5,346	5,353	5,354	5,343
Insurance	4,082	1,222	2,434	12,055	6,922
Printing	11,663	11,383	7,432	18,240	15,547
Registration and dues	2,821	8,182	3,224	16,235	13,336
12b-1 fees Class K (Note 2)	—	4,645	914	10,121	4,322
Shareholder service fees Class K (Note 2)	—	4,645	902	10,121	4,322
Licensing fee	—	—	—	32,917	21,086
Total expenses	474,514	220,356	298,549	901,165	686,130
Less reimbursement from manager (Note 2)	—	(40,952)	(127,093)	—	—
Net expenses	474,514	179,404	171,456	901,165	686,130
Net investment income	1,143,348	272,850	260,032	2,679,134	988,648

Realized and unrealized gain (loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	(156,702)	(6,647)	468	21,700,484	6,274,228
Net realized gain/(loss) from futures contracts	—	—	—	426,835	124,091
Net realized gain/(loss) from written options contracts	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	409,032	838,360	—	12,329,512	(3,627,369)
Change in unrealized appreciation/(depreciation) of futures	—	—	—	10,474	20,679
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—
Net realized and unrealized gain/(loss) on investments	252,330	831,713	468	34,467,305	2,791,629
Net increase/(decrease) in net assets resulting from operations	$1,395,678	$1,104,563	$260,500	$37,146,439	$3,780,277

See accompanying notes to financial statements.

Statements of Operations August 31, 2020 (Continued)

	S&P SmallCap Index Fund	Shelton Core Value Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$3,428	$104,775	$29,359	$—
Dividend income (tax withheld: $850, $17,390, $7,260, and $26,151, respectively)	822,711	3,105,068	6,793,355	796,897
Other Income	—	31	—	—
Total	826,139	3,209,874	6,822,714	796,897

Expenses
Management fees (Note 2)	288,326	739,808	3,414,527	650,329
Administration fees (Note 2)	50,192	128,694	608,516	56,492
Transfer agent fees	15,834	153,107	141,977	13,725
Accounting services	44,151	50,241	157,274	31,695
Custodian fees	11,882	14,377	61,346	6,466
Broker Fees	—	168	—	—
Legal and audit fees	14,757	32,250	145,614	19,013
CCO fees (Note 2)	7,193	18,284	85,428	8,004
Trustees fees	5,352	5,341	5,396	5,389
Insurance	4,147	9,558	39,466	3,548
Printing	12,824	47,360	85,334	16,792
Registration and dues	8,228	36,627	52,945	18,798
12b-1 fees Class K (Note 2)	7,855	4,165	61,353	—
Shareholder service fees Class K (Note 2)	7,855	4,165	61,353	—
Licensing fee	15,263	—	128,684	—
Total expenses	493,859	1,244,145	5,049,213	830,251
Less reimbursement from manager (Note 2)	—	—	(1,405,450)	—
Net expenses	493,859	1,244,145	3,643,763	830,251
Net investment income	332,280	1,965,729	3,178,951	(33,354)

Realized and unrealized gain(loss) on investments
Net realized gain/(loss) from security transactions and foreign currency	1,448,521	26,946,547	37,568,787	1,250,940
Net realized gain/(loss) from futures contracts	36,139	—	3,356,155	—
Net realized gain/(loss) from written options contracts	—	4,807,910	—	—
Change in unrealized appreciation/(depreciation) of investments	(2,364,010)	(21,522,774)	290,800,373	32,047,301
Change in unrealized appreciation/(depreciation) of futures	420	—	2,484,689	—
Change in unrealized appreciation/(depreciation) of written options contracts	—	(739,010)	—	—
Net realized and unrealized gain/(loss) on investments	(878,930)	9,492,673	334,210,004	33,298,241
Net increase/(decrease) in net assets resulting from operations	$(546,650)	$11,458,402	$337,388,955	$33,264,887

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Green California Tax-Free Income Fund		U.S. Government Securities Fund		The United States Treasury Trust
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020		Year Ended August 31, 2019
Operations
Net investment income/(loss)	$1,143,348	$1,319,325	$272,850	$261,409	$260,032		$839,595
Net realized gain/(loss) from security transactions and foreign currency	(156,702)	86,434	(6,647)	(46,105)	468		50
Net realized gain/(loss) from futures contracts	—	—	—	—	—		—
Net realized gain/(loss) from written options contracts	—	—	—	—	—		—
Change in unrealized appreciation/(depreciation) of investments	409,032	2,469,368	838,360	1,131,813	—		—
Change in unrealized appreciation/(depreciation) of futures	—	—	—	—	—		—
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—		—
Net increase/(decrease) in net assets resulting from operations	1,395,678	3,875,127	1,104,563	1,347,117	260,500		839,645

Distributions to shareholders
Distributions
Direct shares	(1,224,678)	(1,432,047)	(256,716)	(232,769)	(258,634)		(821,966)
K shares	—	—	(14,066)	(31,691)	(2,890	)(a)	(23,550)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(4,958,784)	(4,551,692)	3,358,089	(928,466)	(2,171,321)		(15,841,034)
Total increase (decrease)	(4,787,784)	(2,108,612)	4,191,870	154,191	(2,172,345)		(15,846,905)

Net assets
Beginning of year	$66,144,347	$68,252,959	$19,513,500	$19,359,309	$39,088,925		$54,935,830
End of year	$61,356,563	$66,144,347	$23,705,370	$19,513,500	$36,916,580		$39,088,925

(a)	The United States Treasury Trust K Shares closed on December 27, 2019.

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Operations
Net investment income/(loss)	$2,679,134	$2,770,344	$988,648	$1,065,239	$332,280	$480,390
Net realized gain/(loss) from security transactions and foreign currency	21,700,484	5,390,498	6,274,228	8,714,562	1,448,521	4,497,013
Net realized gain/(loss) from futures contracts	426,835	73,975	124,091	(27,539)	36,139	(226,099)
Net realized gain/(loss) from written options contracts	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	12,329,512	(3,830,884)	(3,627,369)	(19,229,730)	(2,364,010)	(18,908,932)
Change in unrealized appreciation/(depreciation) of futures	10,474	(9,272)	20,679	(16,069)	420	(42,815)
Change in unrealized appreciation/(depreciation) of written options contracts	—	—	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	37,146,439	4,394,661	3,780,277	(9,493,536)	(546,650)	(14,200,443)

Distributions to shareholders
Distributions
Direct shares	(16,841,674)	(4,238,275)	(8,000,679)	(12,498,880)	(4,569,651)	(5,333,531)
K shares	(432,740)	(170,153)	(152,045)	(602,076)	(271,574)	(650,066)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(11,988,469)	(932,499)	(6,203,467)	1,818,458	(11,677,998)	(2,248,373)
Total increase (decrease)	7,883,556	(946,266)	(10,575,914)	(20,776,034)	(17,065,873)	(22,432,413)

Net assets
Beginning of year	191,334,415	192,280,681	110,130,774	130,906,808	66,319,899	88,752,312
End of year	$199,217,971	$191,334,415	$99,554,860	$110,130,774	$49,254,026	$66,319,899

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Core Value Fund		Nasdaq-100 Index Fund		Shelton Green Alpha Fund
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Operations
Net investment income/(loss)	$1,965,729	$2,767,066	$3,178,951	$3,806,069	$(33,354)	$74,045
Net realized gain/(loss) from security transactions and foreign currency	26,946,547	12,516,989	37,568,787	18,230,974	1,250,940	229,266
Net realized gain/(loss) from futures contracts	—	—	3,356,155	(1,336,043)	—	—
Net realized gain/(loss) from written options contracts	4,807,910	2,544,749	—	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(21,522,774)	(18,519,706)	290,800,373	(14,036,710)	32,047,301	3,860,410
Change in unrealized appreciation/(depreciation) of futures	—	—	2,484,689	(502,329)	—	—
Change in unrealized appreciation/(depreciation) of written options contracts	(739,010)	(37,166)	—	—	—	—
Net increase/(decrease) in net assets resulting from operations	11,458,402	(728,068)	337,388,955	6,161,961	33,264,887	4,163,721

Distributions to shareholders
Distributions
Direct shares	(21,484,252)	(28,993,868)	(45,073,391)	(11,771,774)	(51,961)	(701,393)
K shares	(254,277)	(943,290)	(1,645,438)	(431,446)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	10,101,028	874,834	(2,718,647)	(21,100,265)	1,827,077	3,739,230
Total increase (decrease)	(179,099)	(29,790,392)	287,951,479	(27,141,524)	35,040,003	7,201,558

Net assets
Beginning of year	$151,598,909	$181,389,301	$632,275,922	$659,417,446	$56,567,302	$49,365,744
End of year	$151,419,810	$151,598,909	$920,227,401	$632,275,922	$91,607,305	$56,567,302

Green California Tax-Free Income Fund	Direct Shares
	Year Ended August 31, 2020		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	196,708	$2,272,558	237,620	$2,723,601
Shares issued in reinvestment of distributions	82,106	955,461	93,572	1,065,456
Shares repurchased	(702,686)	(8,186,803)	(735,462)	(8,340,749)
Net increase (decrease)	(423,872)	$(4,958,784)	(404,270)	$(4,551,692)

U.S. Government Securities Fund	Direct Shares				K Shares
	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2020		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	1,356,175	$14,524,346	601,122	$6,107,337	106,781	$1,142,515	64,599	$656,760
Shares issued in reinvestment of distributions	22,878	245,672	22,226	225,880	1,311	14,066	3,120	31,691
Shares repurchased	(999,065)	(10,772,286)	(559,497)	(5,656,952)	(168,091)	(1,796,224)	(224,029)	(2,293,182)
Net increase (decrease)	379,988	$3,997,732	63,851	$676,265	(59,999)	$(639,643)	(156,310)	$(1,604,731)

The United States Treasury Trust Fund	Direct Shares		K Shares
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	$27,774,757	$25,745,448	$99,639	$982,597
Shares issued in reinvestment of distributions	250,639	801,707	2,357	23,254
Shares gained with reorganization	462,114	N/A	—	N/A
Shares repurchased	(29,050,018)	(42,134,404)	(1,710,809)	(1,259,636)
Net increase/(decrease)	$(562,508)	$(15,587,249)	$(1,608,813)	$(253,785)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2020		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	490,241	$26,352,137	356,454	$19,167,111	10,160	$554,156	23,091	$1,257,421
Shares issued in reinvestment of distributions	257,226	14,253,960	67,613	3,599,149	7,803	432,553	3,197	169,649
Shares repurchased	(900,375)	(49,138,001)	(372,022)	(20,091,314)	(78,467)	(4,443,274)	(93,296)	(5,034,515)
Net increase (decrease)	(152,908)	$(8,531,904)	52,045	$2,674,946	(60,504)	$(3,456,565)	(67,008)	$(3,607,445)

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2020		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	316,846	$6,967,139	409,193	$9,953,415	14,566	$317,593	21,817	$525,113
Shares issued in reinvestment of distributions	321,519	7,608,195	493,942	11,747,146	6,499	151,810	25,701	601,722
Shares repurchased	(857,940)	(18,813,278)	(750,908)	(17,836,215)	(104,691)	(2,434,926)	(134,174)	(3,172,723)
Net increase (decrease)	(219,575)	$(4,237,944)	152,227	$3,864,346	(83,626)	$(1,965,523)	(86,656)	$(2,045,888)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2020		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	503,522	$9,330,319	742,607	$17,856,841	23,999	$435,338	45,402	$1,051,669
Shares issued in reinvestment of distributions	215,344	4,434,916	259,328	5,899,905	13,510	271,574	38,713	858,236
Shares repurchased	(1,244,439)	(23,029,041)	(527,057)	(12,344,987)	(158,244)	(3,121,104)	(75,529)	(1,761,832)
Net increase (decrease)	(525,573)	$(9,263,806)	474,878	$11,411,759	(120,735)	$(2,414,192)	8,586	$148,073

Shelton Core Value Fund	Direct Shares				K Shares
	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2020		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	574,641	$10,625,114	357,396	$7,195,445	18,881	$340,133	31,189	$620,455
Shares issued in reinvestment of distributions	1,107,856	20,924,633	1,450,637	28,384,919	13,661	254,277	48,954	943,290
Shares repurchased	(1,080,100)	(20,332,165)	(1,552,776)	(32,919,389)	(88,449)	(1,710,964)	(170,089)	(3,349,886)
Net increase (decrease)	602,397	$11,217,582	255,257	$2,660,975	(55,907)	$(1,116,554)	(89,946)	$(1,786,141)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2020		Year Ended August 31, 2019
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	10,785,073	$224,007,130	8,949,721	$158,244,982	256,521	$5,299,756	287,727	$4,983,122
Shares issued in reinvestment of distributions	2,232,317	42,808,895	667,343	11,299,360	88,576	1,645,439	26,073	431,440
Shares repurchased	(13,353,261)	(265,901,712)	(10,743,437)	(187,194,833)	(547,230)	(10,578,155)	(516,329)	(8,864,336)
Net increase (decrease)	(335,871)	$914,313	(1,126,373)	$(17,650,491)	(202,133)	$(3,632,960)	(202,529)	$(3,449,774)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

Shelton Green Alpha Fund	Direct Shares
	Year Ended August 31, 2020		Year Ended August 31, 2019
	Shares	Value	Shares	Value
Shares sold	1,291,933	$26,911,073	853,374	$14,711,335
Shares issued in reinvestment of distributions	2,499	50,887	43,026	683,796
Shares repurchased	(1,271,931)	(25,134,883)	(698,967)	(11,655,901)
Net increase/(decrease)	22,501	$1,827,077	197,433	$3,739,230

Financial Highlights (For a Share Outstanding Throughout Each Year or Period)

Green California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$11.72	$11.29	$11.65	$11.93	$11.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.21	0.23	0.23	0.25	0.29
Net gain/(loss) on securities (both realized and unrealized)	0.06	0.45	(0.31)	(0.20)	0.24
Total from investment operations	0.27	0.68	(0.08)	0.05	0.53
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.23)	(0.24)	(0.27)	(0.29)
Distributions from capital gains	(0.02)	(0.02)	(0.04)	(0.06)	—
Total distributions	(0.23)	(0.25)	(0.28)	(0.33)	(0.29)
Net asset value, end of year or period	$11.76	$11.72	$11.29	$11.65	$11.93

Total return	2.31%	6.10%	(0.74)%	0.43%	4.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$61,357	$66,144	$68,253	$75,310	$84,422
Ratio of expenses to average net assets	0.75%	0.77%	0.76%	0.69%	0.69%
Ratio of net investment income/(loss) to average net assets	1.82%	2.01%	2.02%	2.20%	2.47%
Portfolio turnover	9%	4%	12%	7%	19%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$10.57		$9.98		$10.32		$10.61	$10.42
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.13		0.15		0.14		0.14	0.14
Net gain/(loss) on securities (both realized and unrealized)	0.37		0.59		(0.33)		(0.26)	0.20
Total from investment operations	0.50		0.74		(0.19)		(0.12)	0.34
LESS DISTRIBUTIONS
Dividends from net investment income	(0.13)		(0.15)		(0.15)		(0.17)	(0.15)
Total distributions	(0.13)		(0.15)		(0.15)		(0.17)	(0.15)
Net asset value, end of year or period	$10.94		$10.57		$9.98		$10.32	$10.61

Total return	4.78%		7.48%		(1.88)%		(1.14)%	3.25%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$22,034		$17,263		$15,668		$18,316	$19,754
Ratio of expenses to average net assets:
Before expense reimbursements	0.93%		0.99%		0.89%		0.81%	0.82%
After expense reimbursements	0.75	%(b)	0.76	%(b)	0.75	%(b)	0.74%	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.07%		1.23%		1.29%		1.27%	1.25%
After expense reimbursements	1.25%		1.47%		1.42%		1.34%	1.33%
Portfolio turnover	10%		8%		13%		10%	18%

K Shares	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$10.59		$10.01		$10.35		$10.64	$10.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.08		0.10		0.09		0.09	0.09
Net gain/(loss) on securities (both realized and unrealized)	0.37		0.58		(0.33)		(0.27)	0.20
Total from investment operations	0.45		0.68		(0.24)		(0.18)	0.29
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.10)		(0.10)		(0.11)	(0.08)
Total distributions	(0.08)		(0.10)		(0.10)		(0.11)	(0.08)
Net asset value, end of year or period	$10.96		$10.59		$10.01		$10.35	$10.64

Total return	4.28%		6.87%		(2.37)%		(1.67)%	2.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,672		$2,250		$3,691		$3,699	$4,712
Ratio of expenses to average net assets:
Before expense reimbursements	1.44%		1.49%		1.39%		1.31%	1.32%
After expense reimbursements	1.26	%(b)	1.26	%(b)	1.25	%(b)	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.58%		0.75%		0.78%		0.77%	0.75%
After expense reimbursements	0.76%		0.98%		0.92%		0.84%	0.84%
Portfolio turnover	10%		8%		13%		10%	18%

(a)	Calculated based upon average shares outstanding.
(b)	CCO fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.01		0.02		0.01		—		—
Net gain/(loss) on securities (both realized and unrealized)	—		—		—	(b)	—		—
Total from investment operations	0.01		0.02		0.01		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		(0.02)		(0.01)		—	(b)	—
Distributions from capital gains	—		—		—		—		—
Total distributions	(0.01)		(0.02)		(0.01)		—		—
Net asset value, end of year or period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.67%		1.75%		0.98%		0.03%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$36,917		$37,479		$53,079		$57,149		$72,482
Ratio of expenses to average net assets:
Before expense reimbursements	0.78%		0.77%		0.77%		0.71%		0.71%
After expense reimbursements	0.45	%(c)	0.55	%(c)	0.46	%(d)	0.52	%(d)	0.22%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.35%		1.51%		0.65%		(0.16)%		(0.49)%
After expense reimbursements	0.68%		1.73%		0.96	%(d)	0.03	%(d)	0.00%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	CCO Fees are not included in the expense limitation.
(d)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$56.00	$56.03	$48.26	$42.86	$39.88
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.81	0.82	0.82	0.78	0.76
Net gain/(loss) on securities (both realized and unrealized)	10.49	0.44	8.48	5.89	3.99
Total from investment operations	11.30	1.26	9.30	6.67	4.75
LESS DISTRIBUTIONS
Dividends from net investment income	(0.85)	(0.88)	(0.77)	(0.83)	(0.78)
Distributions from capital gains	(4.26)	(0.41)	(0.76)	(0.44)	(0.99)
Total distributions	(5.11)	(1.29)	(1.53)	(1.27)	(1.77)
Net asset value, end of year or period	$62.19	$56.00	$56.03	$48.26	$42.86

Total return	21.44%	2.40%	19.64%	15.89%	12.21%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$196,133	$185,170	$182,362	$155,022	$135,346
Ratio of expenses to average net assets:
Before expense reimbursements	0.48%	0.50%	0.50%	0.46%	0.47%
After expense reimbursements	0.48%	0.50%	0.45%	0.36%	0.36%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	1.46%	1.52%	1.53%	1.63%	1.77%
After expense reimbursements	1.46%	1.52%	1.58%	1.73%	1.88%
Portfolio turnover	8%	3%	3%	5%	1%

K Shares	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$55.92	$55.96	$48.24	$42.88	$39.87
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.53	0.54	0.56	0.55	0.56
Net gain/(loss) on securities (both realized and unrealized)	10.47	0.45	8.48	5.89	3.99
Total from investment operations	11.00	0.99	9.04	6.44	4.55
LESS DISTRIBUTIONS
Dividends from net investment income	(0.64)	(0.62)	(0.56)	(0.64)	(0.55)
Distributions from capital gains	(4.26)	(0.41)	(0.76)	(0.44)	(0.99)
Total distributions	(4.90)	(1.03)	(1.32)	(1.08)	(1.54)
Net asset value, end of year or period	$62.02	$55.92	$55.96	$48.24	$42.88

Total return	20.84%	1.88%	19.05%	15.31%	11.65%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$3,085	$6,165	$9,919	$8,506	$7,981
Ratio of expenses to average net assets:
Before expense reimbursements	0.98%	0.99%	1.00%	0.96%	0.97%
After expense reimbursements	0.98%	0.99%	0.95%	0.86%	0.86%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.96%	1.02%	1.03%	1.13%	1.26%
After expense reimbursements	0.96%	1.02%	1.08%	1.23%	1.37%
Portfolio turnover	8%	3%	3%	5%	1%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P Midcap Index Fund Direct Shares	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$23.85	$28.77	$25.75	$26.69	$28.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.22	0.23	0.25	0.23	0.26
Net gain/(loss) on securities (both realized and unrealized)	0.80	(2.23)	4.61	2.95	2.73
Total from investment operations	1.02	(2.00)	4.86	3.18	2.99
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.24)	(0.22)	(0.21)	(0.24)
Distributions from capital gains	(1.56)	(2.68)	(1.62)	(3.91)	(4.47)
Total distributions	(1.80)	(2.92)	(1.84)	(4.12)	(4.71)
Net asset value, end of year or period	$23.07	$23.85	$28.77	$25.75	$26.69

Total return	4.18%	(6.85)%	19.48%	13.01%	11.86%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$98,496	$107,054	$124,728	$113,149	$136,371
Ratio of expenses to average net assets:
Before expense reimbursements	0.66%	0.67%	0.66%	0.62%	0.62%
After expense reimbursements	0.66%	0.67%	0.63%	0.58%	0.58%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.97%	0.95%	0.89%	0.85%	0.98%
After expense reimbursements	0.97%	0.95%	0.92%	0.89%	1.02%
Portfolio turnover	13%	13%	12%	34%	11%

K Shares	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$23.47	$28.37	$25.44	$26.43	$28.18
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.11	0.11	0.11	0.10	0.13
Net gain/(loss) on securities (both realized and unrealized)	0.50	(2.19)	4.55	2.92	2.71
Total from investment operations	0.61	(2.08)	4.66	3.02	2.84
LESS DISTRIBUTIONS
Dividends from net investment income	(0.23)	(0.14)	(0.11)	(0.10)	(0.12)
Distributions from capital gains	(1.56)	(2.68)	(1.62)	(3.91)	(4.47)
Total distributions	(1.79)	(2.82)	(1.73)	(4.01)	(4.59)
Net asset value, end of year or period	$22.29	$23.47	$28.37	$25.44	$26.43

Total return	2.37%	(7.27)%	18.86%	12.45%	11.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,059	$3,077	$6,179	$5,442	$5,086
Ratio of expenses to average net assets:
Before expense reimbursements	1.16%	1.17%	1.16%	1.12%	1.12%
After expense reimbursements	1.16%	1.17%	1.13%	1.08%	1.08%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.49%	0.45%	0.39%	0.35%	0.48%
After expense reimbursements	0.49%	0.45%	0.42%	0.39%	0.51%
Portfolio turnover	13%	13%	12%	34%	11%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

S&P Smallcap Index Fund Direct Shares	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$20.52	$26.43	$22.33	$20.87	$20.60
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.12	0.15	0.13	0.13	0.12
Net gain/(loss) on securities (both realized and unrealized)	(0.05)	(4.27)	6.38	2.36	2.29
Total from investment operations	0.07	(4.12)	6.51	2.49	2.41
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.15)	(0.12)	(0.12)	(0.14)
Distributions from capital gains	(1.41)	(1.64)	(2.29)	(0.91)	(2.00)
Total distributions	(1.56)	(1.79)	(2.41)	(1.03)	(2.14)
Net asset value, end of year or period	$19.03	$20.52	$26.43	$22.33	$20.87

Total return	(0.18)%	(15.82)%	30.95%	12.12%	12.48%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$46,948	$61,412	$78,902	$56,076	$47,351
Ratio of expenses to average net assets:
Before expense reimbursements	0.83%	0.81%	0.80%	0.78%	0.77%
After expense reimbursements	0.83%	0.81%	0.77%	0.74%	0.74%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.60%	0.70%	0.53%	0.56%	0.56%
After expense reimbursements	0.60%	0.70%	0.56%	0.60%	0.60%
Portfolio turnover	20%	14%	18%	31%	12%

K Shares	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$19.96	$25.77	$21.85	$20.47	$20.24
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.02	0.05	0.01	0.02	0.02
Net gain/(loss) on securities (both realized and unrealized)	(0.05)	(4.16)	6.23	2.31	2.25
Total from investment operations	(0.03)	(4.11)	6.24	2.33	2.27
LESS DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.06)	(0.03)	(0.04)	(0.04)
Distributions from capital gains	(1.41)	(1.64)	(2.29)	(0.91)	(2.00)
Total distributions	(1.50)	(1.70)	(2.32)	(0.95)	(2.04)
Net asset value, end of year or period	$18.43	$19.96	$25.77	$21.85	$20.47

Total return	(0.74)%	(16.22)%	30.26%	11.59%	11.89%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$2,306	$4,908	$9,851	$8,165	$9,279
Ratio of expenses to average net assets:
Before expense reimbursements	1.33%	1.31%	1.31%	1.28%	1.28%
After expense reimbursements	1.33%	1.31%	1.27%	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.12%	0.21%	0.03%	0.06%	0.06%
After expense reimbursements	0.12%	0.21%	0.06%	0.10%	0.10%
Portfolio turnover	20%	14%	18%	31%	12%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Core Value Fund Direct Shares	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$20.05	$24.53	$25.00	$26.82	$25.26
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.25	0.36	0.37	0.43	0.48
Net gain/(loss) on securities (both realized and unrealized)	1.22	(0.51)	2.33	1.81	1.94
Total from investment operations	1.47	(0.15)	2.70	2.24	2.42
LESS DISTRIBUTIONS
Dividends from net investment income	(1.50)	(0.68)	(0.38)	(0.59)	(0.50)
Distributions from capital gains	(1.34)	(3.65)	(2.79)	(3.47)	(0.36)
Total distributions	(2.84)	(4.33)	(3.17)	(4.06)	(0.86)
Net asset value, end of year or period	$18.68	$20.05	$24.53	$25.00	$26.82

Total return	7.99%	0.41%	11.32%	9.10%	9.83%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$150,038	$148,997	$176,019	$176,929	$175,317
Ratio of expenses to average net assets	0.84%	0.82%	0.78%	0.75%	0.78%
Ratio of net investment income/(loss) to average net assets	1.33%	1.77%	1.52%	1.71%	1.90%
Portfolio turnover	113%	21%	35%	9%	20%

K Shares	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$19.74	$24.22	$24.75	$26.61	$25.09
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.16	0.26	0.25	0.30	0.35
Net gain/(loss) on securities (both realized and unrealized)	1.19	(0.50)	2.29	1.79	1.93
Total from investment operations	1.35	(0.24)	2.54	2.09	2.28
LESS DISTRIBUTIONS
Dividends from net investment income	(1.54)	(0.59)	(0.28)	(0.48)	(0.40)
Distributions from capital gains	(1.34)	(3.65)	(2.79)	(3.47)	(0.36)
Total distributions	(2.88)	(4.24)	(3.07)	(3.95)	(0.76)
Net asset value, end of year or period	$18.21	$19.74	$24.22	$24.75	$26.61

Total return	7.40%	(0.08)%	10.75%	8.57%	9.30%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year or period (000s)	$1,382	$2,601	$5,370	$5,369	$5,897
Ratio of expenses to average net assets	1.34%	1.32%	1.28%	1.25%	1.28%
Ratio of net investment income/(loss) to average net assets	0.85%	1.27%	1.02%	1.22%	1.40%
Portfolio turnover	113%	21%	35%	9%	20%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$18.78		$18.85		$15.24		$12.25	$11.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	0.10		0.11		0.10		0.10	0.09
Net gain/(loss) on securities (both realized and unrealized)	10.32		0.18		3.78		2.98	1.27
Total from investment operations	10.42		0.29		3.88		3.08	1.36
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)		(0.12)		(0.10)		(0.09)	(0.11)
Distributions from capital gains	(1.32)		(0.24)		(0.17)		—	—
Total distributions	(1.42)		(0.36)		(0.27)		(0.09)	(0.11)
Net asset value, end of year or period	$27.78		$18.78		$18.85		$15.24	$12.25

Total return	58.98%		1.72%		25.73%		25.29%	12.46%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$889,163		$607,521		$630,845		$460,021	$298,123
Ratio of expenses to average net assets:
Before expense reimbursements	0.70%		0.74%		0.74%		0.70%	0.74%
After expense reimbursements	0.50	%(b)	0.50	%(b)	0.51	%(b)	0.49%	0.49%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	0.27%		0.40%		0.36%		0.53%	0.57%
After expense reimbursements	0.47%		0.64%		0.59%		0.74%	0.82%
Portfolio turnover	12%		18%		2%		4%	7%

K Shares	Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$18.23		$18.31		$14.83		$11.93	$10.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)		0.02		0.01		0.03	0.03
Net gain/(loss) on securities (both realized and unrealized)	10.01		0.18		3.67		2.91	1.24
Total from investment operations	10.00		0.20		3.68		2.94	1.27
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.04)		(0.03)		(0.04)	(0.03)
Distributions from capital gains	(1.32)		(0.24)		(0.17)		—	—
Total distributions	(1.35)		(0.28)		(0.20)		(0.04)	(0.03)
Net asset value, end of year or period	$26.88		$18.23		$18.31		$14.83	$11.93

Total return	58.17%		1.24%		25.03%		24.70%	11.96%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$31,064		$24,755		$28,573		$22,427	$15,500
Ratio of expenses to average net assets:
Before expense reimbursements	1.20%		1.24%		1.24%		1.20%	1.24%
After expense reimbursements	1.00	%(b)	1.00	%(b)	1.01	%(b)	0.99%	0.99%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.23)%		(0.10)%		(0.15)%		0.03%	0.05%
After expense reimbursements	(0.03)%		0.14%		0.08%		0.24%	0.30%
Portfolio turnover	12%		18%		2%		4%	7%

(a)	Calculated based upon average shares outstanding.
(b)	CCO Fees are not included in the expense limitation.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year or Period) (Continued)

Shelton Green Alpha Fund Direct Shares	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value, beginning of year	$18.44	$17.20	$17.32	$14.53	$13.67
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)(a)	(0.01)	0.03	0.05	0.02	(0.03)
Net gain/(loss) on securities (both realized and unrealized)	11.24	1.47	0.34	2.77	0.89
Total from investment operations	11.23	1.50	0.39	2.79	0.86
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.02)	(0.05)	—	—
Distributions from capital gains	—	(0.24)	(0.46)	— (b)	— (b)
Total distributions	(0.02)	(0.26)	(0.51)	—	—
Net asset value, end of year or period	$29.65	$18.44	$17.20	$17.32	$14.53

Total return	60.93%	8.91%	2.19%	19.20%	6.29%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$91,607	$56,567	$49,366	$40,256	$36,880
Ratio of expenses to average net assets:
Before expense reimbursements	1.28%	1.34%	1.30%	1.30%	1.31%
After expense reimbursements	1.28%	1.34%	1.30%	1.30%	1.31%
Ratio of net investment income/(loss) to average net assets
Before expense reimbursements	(0.05)%	0.15%	0.30%	0.13%	(0.22)%
After expense reimbursements	(0.05)%	0.15%	0.30%	0.13%	(0.22)%
Portfolio turnover	27%	12%	13%	24%	13%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

Shelton Funds	Notes to Financial Statements	August 31, 2020

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: Green California Tax-Free Income Fund seeks high current tax-free income for California residents. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives. The United States Treasury Trust seeks high current income exempt from state income taxes while maintaining a stable net asset value of $1.00 per share. S&P 500 Index Fund’s objective is to attempt to replicate the total return of the U.S. stock market as measured by the S&P 500 Composite Stock Price Index. S&P MidCap Index Fund attempts to replicate the performance of medium-sized U.S. companies as measured by the S&P MidCap 400 Index. S&P SmallCap Index Fund attempts to replicate the performance of small-sized U.S. companies as measured by the S&P SmallCap 600 Stock Index. The Shelton Core Value Fund’s objective is to achieve a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and The United States Treasury Trust each offer Class K shares. Effective as of December 27, 2019, The United States Treasury Trust no longer offers Class K shares of the Fund. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share. The Fund receives options pricing data from the Trust’s third party pricing service who use the last traded price to quote options positions.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to the Advisor’s pricing committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2020

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Core Value Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the Green California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The U.S. Treasury Trust intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(f) Concentration – The Green California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and money market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2017-2019), or expected to be taken in the Fund’s 2020 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

(k) The Funds adopted ASU No. 2017-08 - Premium on amortization on purchased callable debt securities which shortens the premium allocation for non-contingently callable debt securities. Management has assessed these changes and concluded these changes did not have a material impact on the Funds’ financial statements.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at August 31, 2020 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)	Level 1(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets	Futures Contracts - Assets(d)	Futures Contracts - Liabilities(d)	Written Options - Liabilities
Green California Tax-Free Income Fund	$—	$60,873,518	$—	$60,873,518	$—	$—	$—
U.S. Government Securities Fund	—	23,422,903	—	23,422,903	—	—	—
The United States Treasury Trust Fund	—	36,692,664	—	36,692,664	—	—	—
S&P 500 Index Fund	198,261,259	99,953	—	198,361,212	—	14,925	—

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2020

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)	Level 1(a)	Level 2(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities	Total Assets	Futures Contracts - Assets(d)	Futures Contracts - Liabilities(d)	Written Options - Liabilities
S&P MidCap Index Fund	97,636,884	1,099,484	—	98,736,368	—	19,540	—
S&P SmallCap Index Fund	49,126,136	99,953	0	49,226,089	—	300	—
Shelton Core Value Fund	$135,284,937	$16,292,359	$—	$151,577,296	$—	$—	$1,786,273
Nasdaq-100 Index Fund	898,548,562	22,289,547	—	920,838,109	2,482,015	—	—
Shelton Green Alpha Fund	90,585,243	—	—	90,585,243	—	—	—

(a)	It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of FYE.
(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities, except those that are fair valued in the Basic Materials and Consumer Discretionary industries. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

Level 3 Securities	S&P SmallCap Index Fund
	Common Stock - Diversified Financial Service	Rights - Lantheus Holdings Inc
Beginning Balance	$0	$0
Net Purchases	—	—
Net Sales	—	—
Total Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$0	$0

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund can use futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances each Fund may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2020, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund were 5, 10, 2 and 93, respectively. The Shelton Core Value Fund and Shelton Green Alpha Fund held no futures contracts at August 31, 2020. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the period ended August 31, 2020:

Derivatives Not Accounted for as Hedging Instruments	Appreciation on futures	Depreciation on futures
S&P 500 Index Fund - Equity contracts	$14,925	$—
S&P MidCap Index Fund - Equity contracts	19,540	—
S&P SmallCap Index Fund - Equity contracts	—	300
Nasdaq-100 Index Fund - Equity contracts	2,482,015	—

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2020

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2020:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain/ (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation/ (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$426,835	$10,474
S&P MidCap Index Fund - Equity contracts	124,091	20,679
S&P SmallCap Index Fund - Equity contracts	36,139	420
Nasdaq-100 Index Fund - Equity contracts	3,356,155	2,484,689

The previously disclosed derivative instruments outstanding as of February 29, 2020, and their effect on the Statement of Operations for the period ending August 31, 2020, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund - Equity contracts	$1,442,483
S&P MidCap Index Fund - Equity contracts	847,182
S&P SmallCap Index Fund - Equity contracts	476,204
Nasdaq-100 Index Fund - Equity contracts	7,752,981

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
Green California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2021, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended August 31, 2020 are as follows:

	Voluntary Expense Limitation
Fund	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	0.74%	1.24%	1/2/21
The United States Treasury Trust	0.53%	N/A	1/2/21
Nasdaq-100 Index Fund	0.49%	0.99%	1/2/21

At August 31, 2020, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,803,383. The Advisor may recapture a portion of the above amount no later than the dates as stated below. As of January 2, 2018, the S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund were no longer subject to contractual expense limitations.

Fund	Expires 8/31/21	Expires 8/31/22	Expires 8/31/23	Total
U.S. Government Securities Fund	$27,929	$43,929	$40,952	$112,810
The United States Treasury Trust	164,246	104,345	126,223	394,814
S&P 500 Index Fund	88,195	—	—	88,195
S&P MidCap Index Fund	43,839	—	—	43,839
S&P SmallCap Index Fund	23,398	—	—	23,398
Nasdaq-100 Index Fund	1,275,279	1,448,548	1,405,450	4,129,277
Total	$1,622,886	$1,596,822	$1,572,625	$4,792,333

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2020

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. This administration fee is adjusted annually for inflation using the Consumer Price Index (rounded to the nearest $10 million) with a base year of 2004. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton. Steve Rogers has served as a trustee and Chairman of the Board of Trustees of the Trust since 1998, and President of the Trust since 1999. Mr. Rogers is also Chief Executive Officer of the Adviser. Gregory T. Pusch has served as the Chief Compliance Officer (“CCO”) of the Trust since March 2017. Mr. Pusch is also employed by Shelton, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of his salary allocated to his duties as the CCO of the Trust during his employment, and Shelton is reimbursed by the Trust for this portion of his salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay RFS Partners, the Funds’ distributor (the “Distributor”) a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the period ended August 31, 2020, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$4,645	$4,645
U.S. Treasury Trust Fund(a)	914	902
S&P 500 Index Fund	10,121	10,121
S&P MidCap Index Fund	4,322	4,322
S&P SmallCap Index Fund	7,855	7,855
Shelton Core Value Fund	4,165	4,165
Nasdaq-100 Index fund	61,353	61,353

(a)	The United States Treasury Trust K Shares closed on December 27, 2019.

Management fees, Administration fees, Expense reimbursement from the manager, CCO fees and Trustees fees incurred during the period are included in the Statement of Operations.

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended August 31, 2020 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
Green California Tax-Free Income Fund	$5,278,659	$8,603,751	$5,278,659	$8,603,751
U.S. Government Securities Fund	7,447,871	2,005,684	—	—
S&P 500 Index Fund	14,064,064	40,584,252	14,064,064	40,584,252
S&P MidCap Index Fund	12,956,426	27,217,907	12,956,426	27,217,907
S&P SmallCap Index Fund	11,570,614	27,414,320	11,570,614	27,414,320
Core Value Fund	149,851,380	162,709,522	149,851,380	162,709,522
Nasdaq-100 Index Fund	84,522,698	146,402,483	84,522,698	146,402,483
Green Alpha Fund	19,493,520	17,142,510	19,493,520	17,142,510

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2020

Note 4 - OPTIONS WRITTEN

Written Options Contracts – Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

At August 31, 2020, the Shelton Core Value Fund had written option contracts outstanding:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$1,786,273

The effect of derivative instruments on the Funds’ Statement of Operations for the period ended August 31, 2020, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognize in Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$4,807,910	$(739,010)

Volume of derivative instruments held by the Funds during the period ended August 31, 2020, was as follows:

Derivative Type	Unit of Measurement	Average
Written Option Contracts	Contracts	$(1,418,477)

Note 5 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2020, there are permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards, distribution reclassifications, and treatment of accretion of discount. The reclassifications were as follows:

	Increase/(Decrease) Paid-In Capital	Increase/(Decrease) Distributable earnings/(loss)
Shelton Green Alpha Fund	$(33,354)	$33,354
The United States Treasury Trust	(1,492)	1,492

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2020 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Post October and Other Losses	Total Distributable Earnings
Green California Tax-Free Income Fund	$2,874	$—	$(156,702)	$4,833,231	(20,169)	4,659,234
U.S. Government Securities Fund	2,421	—	(47,483)	1,528,199	(5,440)	1,477,697
The United States Treasury Trust	—	—	(1,779)	—	—	(1,779)
S&P 500 Index Fund	1,073,707	12,070,897	—	132,163,136	—	145,307,740
S&P Mid Cap Index Fund	12,007	6,229,694	—	24,795,773	—	31,037,474
S&P Small Cap Index Fund	—	891,266	—	8,267,683	—	9,158,949
Core Value Fund	825,670	20,960,443	—	11,920,281	—	33,706,394
Nasdaq-100 Index Fund	5,387,493	3,588,235	—	554,701,319	—	563,677,047
Green Alpha Fund	—	997,832	—	42,107,160	—	43,104,992

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, the treatment of accretion of discounts, and certain other investments.

Elective Deferrals: The Funds have not elected to defer capital losses recognized during the period November 1, 2019 - August 31, 2020 to the period ending August 31, 2021.

The Funds have not elected to defer ordinary losses to the period ending August 31, 2021.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2020

Capital Losses: Capital loss carry forwards, as of August 31, 2020, available to offset future capital gains, if any, are as follows:

Expiring	Green California Tax-Free Income Fund	U.S. Government Securities Fund	United States Treasury Trust Fund
Long Term with No Expiration	$(156,179)	$(1,378)	$—
Short Term with No Expiration	(523)	(46,105)	(1,779)
Total	$(156,702)	$(47,483)	$(1,779)

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

The tax character of distributions paid during the years ended August 31, 2020 and 2019 were as follows:

Fund	Year	Return of Capital	Ordinary Income	Long-Term Capital Gains(a)	Exempt- Interest Dividends	Total Distributions
Green California Tax-Free Income Fund	2019	$—	$—	$119,292	$1,312,755	$1,432,047
	2020	—	—	86,780	1,137,898	1,224,678
U.S. Government Securities Fund	2019	—	264,460	—	—	264,460
	2020	—	270,782	—	—	270,782
The United States Treasury Trust	2019	—	845,516	—	—	845,516
	2020	—	261,524	—	—	261,524
S&P 500 Index Fund	2019	—	3,067,559	1,340,869	—	4,408,428
	2020	—	2,808,286	14,466,128	—	17,274,414
S&P Mid Cap Index Fund	2019	—	2,402,000	10,698,956	—	13,100,956
	2020	—	1,093,967	7,058,757	—	8,152,724
S&P Small Cap Index Fund	2019	—	738,251	5,245,346	—	5,983,597
	2020	—	377,203	4,464,022	—	4,841,225
Shelton Core Value Fund	2019	—	9,355,980	20,581,178	—	29,937,158
	2020	—	11,953,734	9,784,795	—	21,738,529
Nasdaq-100 Index Fund	2019	—	3,857,160	8,346,060	—	12,203,220
	2020	—	5,487,003	41,231,826	—	46,718,829
Green Alpha Fund	2019	—	148,555	552,838	—	701,393
	2020	—	—	51,961	—	51,961

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the period ended August 31, 2020.

Note 6 – SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements and has determined that there were no subsequent events requiring recognition or disclosure.

Fund Holdings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information filed in the form N-PORT also may be obtained by calling (800) 955-9988.

About this Report

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended August 31, 2020 is available upon request, at no charge, at the phone number above, or on the SEC’s website at www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
of Shelton Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Green California Tax-Free Income Fund, U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Shelton Green Alpha Fund (the “Funds”), each a series of Shelton Funds (the “Trust”), including the schedules of investments, as of August 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1986.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2020

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chairman of the Board, Trustee, President	Since August 1999, Since August 1999, Since August 1999
Kevin T. Kogler	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Trustee	Since May 2006
Marco L. Quazzo	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1962	Trustee	Since August 2014
Stephen H. Sutro	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1969	Trustee	Since May 2006
William P. Mock	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Treasurer	Since February 2010
Gregory T. Pusch	1875 Lawrence Street, Suite 300 Denver, CO, 80202	1966	Chief Compliance Officer, Secretary	Since March 2017

Each Trustee oversees the Trust’s nine Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

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P.O. Box 87

Denver, CO 80201-0087

ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 955-9988.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)	The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $121,600 for the fiscal year ended August 31, 2020 and $134,200 for the fiscal year ended August 31, 2019.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $25,700 for the fiscal year ended August 31, 2020 and $28,400 for the fiscal year ended August 31, 2019.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)

The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2020 and $0 for the fiscal year ended August 31, 2019.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: November 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: November 3, 2020

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: November 3, 2020